SPARTAN(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL
FUNDS
AND
FIDELITY
CALIFORNIA MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   NED JOHNSON ON INVESTING
                                   STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL
INCOME FUND

                               4   PERFORMANCE

                               7   FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               10  INVESTMENT CHANGES

                               11  INVESTMENTS

                               31  FINANCIAL STATEMENTS

SPARTAN CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               35  PERFORMANCE

                               37  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               39  INVESTMENT CHANGES

                               40  INVESTMENTS

                               50  FINANCIAL STATEMENTS

FIDELITY CALIFORNIA MUNICIPAL
MONEY MARKET FUND

                               54  PERFORMANCE

                               56  FUND TALK: THE MANAGER'S
                                   OVERVIEW

                               58  INVESTMENT CHANGES

                               59  INVESTMENTS

                               70  FINANCIAL STATEMENTS

NOTES                          74  NOTES TO THE FINANCIAL
                                   STATEMENTS

REPORT OF INDEPENDENT          80  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                  81

OF SPECIAL NOTE                82

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 5 year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN CA MUNICIPAL INCOME     6.00%        36.32%        112.74%

LB California Municipal Bond    6.49%        39.97%        n/a

California Municipal Debt       5.43%        34.14%        107.96%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN CA MUNICIPAL INCOME     6.00%        6.39%         7.84%

LB California Municipal Bond    6.49%        6.96%         n/a

California Municipal Debt       5.43%        6.04%         7.58%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan CA Muni Income      LB Municipal Bond
             00091                       LB015
  1989/02/28      10000.00                    10000.00
  1989/03/31       9985.32                     9976.10
  1989/04/30      10275.03                    10212.93
  1989/05/31      10492.69                    10425.06
  1989/06/30      10626.33                    10566.63
  1989/07/31      10722.62                    10710.44
  1989/08/31      10592.27                    10605.58
  1989/09/30      10605.92                    10573.98
  1989/10/31      10711.56                    10703.30
  1989/11/30      10878.10                    10890.61
  1989/12/31      10921.85                    10979.69
  1990/01/31      10845.47                    10927.76
  1990/02/28      10984.08                    11025.02
  1990/03/31      11008.38                    11028.32
  1990/04/30      10851.45                    10948.48
  1990/05/31      11112.26                    11187.48
  1990/06/30      11214.41                    11285.82
  1990/07/31      11387.70                    11451.72
  1990/08/31      11230.07                    11285.44
  1990/09/30      11274.64                    11291.88
  1990/10/31      11420.33                    11496.71
  1990/11/30      11637.78                    11727.91
  1990/12/31      11681.82                    11778.93
  1991/01/31      11787.88                    11937.00
  1991/02/28      11831.41                    12040.85
  1991/03/31      11844.37                    12045.19
  1991/04/30      11984.04                    12205.39
  1991/05/31      12103.10                    12313.89
  1991/06/30      12105.80                    12301.70
  1991/07/31      12258.39                    12451.54
  1991/08/31      12368.23                    12615.52
  1991/09/30      12500.80                    12779.78
  1991/10/31      12655.16                    12894.80
  1991/11/30      12657.05                    12930.77
  1991/12/31      12868.54                    13208.27
  1992/01/31      12937.85                    13238.38
  1992/02/29      12959.92                    13242.62
  1992/03/31      12952.86                    13247.52
  1992/04/30      13055.38                    13365.42
  1992/05/31      13217.86                    13522.73
  1992/06/30      13424.16                    13749.64
  1992/07/31      13839.90                    14161.86
  1992/08/31      13647.96                    14023.78
  1992/09/30      13717.60                    14115.49
  1992/10/31      13463.33                    13976.74
  1992/11/30      13777.39                    14227.06
  1992/12/31      13989.93                    14372.32
  1993/01/31      14156.93                    14539.47
  1993/02/28      14804.28                    15065.36
  1993/03/31      14628.72                    14906.12
  1993/04/30      14759.95                    15056.53
  1993/05/31      14845.86                    15141.14
  1993/06/30      15085.11                    15393.85
  1993/07/31      15085.09                    15414.01
  1993/08/31      15452.94                    15734.93
  1993/09/30      15648.32                    15914.16
  1993/10/31      15675.04                    15944.87
  1993/11/30      15513.19                    15804.40
  1993/12/31      15869.23                    16138.03
  1994/01/31      16048.85                    16322.32
  1994/02/28      15605.44                    15899.57
  1994/03/31      14807.41                    15252.14
  1994/04/30      14869.61                    15381.48
  1994/05/31      14971.99                    15514.84
  1994/06/30      14818.99                    15420.04
  1994/07/31      15121.01                    15702.69
  1994/08/31      15173.06                    15757.02
  1994/09/30      14940.26                    15525.71
  1994/10/31      14573.72                    15249.97
  1994/11/30      14215.78                    14974.25
  1994/12/31      14459.78                    15303.84
  1995/01/31      14977.92                    15741.22
  1995/02/28      15463.26                    16198.98
  1995/03/31      15622.08                    16385.10
  1995/04/30      15625.04                    16404.44
  1995/05/31      16149.54                    16927.90
  1995/06/30      15939.99                    16780.63
  1995/07/31      16085.74                    16939.71
  1995/08/31      16273.87                    17154.51
  1995/09/30      16418.76                    17263.09
  1995/10/31      16695.15                    17514.10
  1995/11/30      17027.19                    17804.66
  1995/12/31      17232.20                    17975.76
  1996/01/31      17337.10                    18111.48
  1996/02/29      17203.28                    17989.23
  1996/03/31      16940.59                    17759.32
  1996/04/30      16885.16                    17709.06
  1996/05/31      16873.07                    17701.98
  1996/06/30      17096.39                    17894.76
  1996/07/31      17263.10                    18057.60
  1996/08/31      17294.20                    18053.26
  1996/09/30      17533.59                    18306.01
  1996/10/31      17762.46                    18513.05
  1996/11/30      18141.53                    18851.84
  1996/12/31      18051.62                    18772.66
  1997/01/31      18083.96                    18808.14
  1997/02/28      18262.31                    18980.80
  1997/03/31      18000.81                    18727.79
  1997/04/30      18155.26                    18884.54
  1997/05/31      18452.79                    19168.56
  1997/06/30      18654.73                    19372.71
  1997/07/31      19268.04                    19909.33
  1997/08/31      19031.51                    19722.78
  1997/09/30      19282.85                    19956.89
  1997/10/31      19378.36                    20085.21
  1997/11/30      19502.45                    20203.31
  1997/12/31      19822.08                    20498.08
  1998/01/31      20062.09                    20709.62
  1998/02/28      20069.22                    20715.83
  1998/03/31      20020.91                    20734.06
  1998/04/30      19909.00                    20640.55
  1998/05/31      20253.21                    20967.29
  1998/06/30      20299.85                    21049.90
  1998/07/31      20346.63                    21102.74
  1998/08/31      20708.52                    21428.78
  1998/09/30      21035.71                    21695.78
  1998/10/31      21031.75                    21695.34
  1998/11/30      21092.18                    21771.50
  1998/12/31      21122.23                    21826.36
  1999/01/31      21372.62                    22085.87
  1999/02/26      21273.66                    21989.36
IMATRL PRASUN   SHR__CHT 19990228 19990309 110246 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on February 28, 1989. As the chart shows, by February 28, 1999, the value of the investment would have grown to $21,274 - a 112.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,989 - a 119.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED FEBRUARY 28,                YEAR ENDED FEBRUARY 29,  YEAR ENDED FEBRUARY 28,

                  1999                      1998   1997   1996                     1995

Dividend returns  4.73%                     5.23%  5.37%  5.86%                    5.96%

Capital returns   1.27%                     4.66%  0.79%   5.39%                   -6.87%

Total returns     6.00%                     9.89%  6.16%  11.25%                   -0.91%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.21(cents)   27.67(cents)   56.91(cents)

Annualized dividend rate    4.40%         4.46%          4.60%

30-day annualized yield     3.87%         -              -

30-day annualized           6.67%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.46 over the past one month, $12.50 over the past six months and $12.38 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Backed by strong showings in
January and February, municipal
bonds narrowed the performance
gap between themselves and
taxable-bond sectors for the 12
months that ended February 28,
1999. During that time, the Lehman
Brothers Municipal Bond Index -
an index of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned
6.15%. In contrast, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
gained 6.27%. As is often the case,
the performance of municipal
bonds throughout the period was
dictated largely by supply and
demand. Overall, new supply
during the 12-month period was
strong - just short of the record
$292 billion issued in 1993 - but
demand did not keep pace. This
demand shortfall was in part linked
to a global flight to safety into U.S.
Treasuries that occurred in the late
summer and early fall. Then, when
equity markets rallied in the fourth
quarter of 1998, municipals
became mixed. As the municipal
bond market bid adieu to 1998
and welcomed 1999, though,
supply was beginning to level off.
This positive development, coupled
with an increase in demand from
retail investors, continued through
the first two months of 1999,
helping municipal bonds
outperform Treasuries in both
January and February.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan California Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended February 28, 1999, the fund had a total return of 6.00%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 5.43% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 6.49%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS?

A. One of the main reasons for the fund's outperformance was its larger-than-average stake in intermediate-maturity bonds of between five and 15 years, which performed well during the year. I emphasized intermediate-maturity bonds because I felt they offered the most attractive value given their interest-rate sensitivity - meaning the magnitude with which their prices go up and down as interest rates fluctuate.

Q. WHAT OTHER INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?

A. Non-callable bonds - which can't be redeemed by their issuer before maturity - were some of the market's best performers during the past 12 months. Municipal issuers, like homeowners, often refinance their debt when interest rates fall. When they do so, they call - or redeem
- their outstanding bonds. Since many investors didn't want to face the prospects of having to invest the proceeds from called bonds at lower, prevailing interest rates, they tended to gravitate toward non-callable bonds.

Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH
VARIOUS CREDIT RATINGS?

A. Generally speaking, the fund's investments were concentrated in bonds rated A or higher because I felt that was where the best values could be found. In my view, bonds rated A or higher typically offered an attractive amount of yield given their credit quality. Because the yield differential - or yield spread - was narrow, it signaled that investors didn't demand a lot of additional yield from Baa-rated securities to compensate for their slightly lower credit quality. That said, the fund continued to hold about 11% of investments in Baa-rated securities that, with the help of Fidelity's research team, I identified as having both an attractive yield and good prospects for appreciation resulting from possible credit improvement.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. My focus on non-callable bonds and my emphasis on higher-quality securities meant that the fund had fewer of the types of bonds that benefited from advance refunding. Through a process known as defeasance, a bond that is advance refunded becomes backed by U.S. government securities and assumes a shorter maturity date equal to its first permissible call date. This process, which generally results in a boost to the bond's price, is a form of refinancing which usually follows a decline in interest rates.

Q. WHAT FACTORS DO YOU CONSIDER WHEN CHOOSING VARIOUS GENERAL
OBLIGATION BONDS (GOS) - WHICH MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION THROUGHOUT THE PERIOD?

A. Let me begin by saying that a GO is backed by the full faith and credit of its issuer and is repaid with general revenues, including taxes and other fee revenues. I've tended to favor GOs that are issued by cities, towns and counties. Many of these issuers have reaped the benefits of strong local economies in California, collecting higher property taxes and other revenues and enjoying better fiscal health.

Q.  WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. The direction of interest rates will be the most important determinant for municipal bond performance, but no one can predict that with any certainty. At the end of the period, it appeared that the market had begun to turn its focus away from international events and was more attuned to domestic issues. As a result, bond prices currently reflect expectations that the Federal Reserve may raise interest rates in order to thwart the inflationary pressures that can stem from fast-paced economic growth. One factor that could benefit municipals is that they were priced attractively compared to their U.S. Treasury counterparts at the end of the period. If investors recognize and act on that relative value by investing in them, municipals could perform well relative to Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high level of current
income, exempt from federal
and California state personal
income tax for California
residents

FUND NUMBER: 091

TRADING SYMBOL: FCTFX

START DATE: July 7, 1984

SIZE: as of February 28,
1999, more than $1.3
billion

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON THE
CALIFORNIA ECONOMY:

"California continued to enjoy an
economic expansion in 1998,
and ended the year as one of the
10 fastest-growing states in the
nation. That said, the state's
economy does show some signs of
slowing. Exports to Asia are down
as that region continues to struggle
with prolonged economic and fiscal
problems. Sales of high-tech
electronics, particularly
semiconductors, were off
substantially in the second half of
this past year, although they have
shown recent signs of strength. Weak
global demand has also clouded the
outlook for the state's aircraft
industry, and Boeing is expected
to lay off more than 6,000 workers in
the coming year. Until Asian
demand firms, the state's economic
growth could slow from its
somewhat torrid pace. Even so, I
expect that over the long term,
California will continue to grow
faster than the nation as a whole."

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF
FEBRUARY 28, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            22.4                     21.8

Escrowed/Pre-Refunded          13.6                     10.6

Electric Utilities             12.6                     14.9

Transportation                 11.4                     10.0

Special Tax                    10.0                     10.1

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                                        6 MONTHS AGO

Years                          13.3                     14.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         7.0   7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 28, 1999

Aaa 57.2%
Aa, A 28.8%
Baa 11.4%
Not Rated 0.2%
Short-term
investments 2.4%

Row: 1, Col: 1, Value: 56.4
Row: 1, Col: 2, Value: 28.8
Row: 1, Col: 3, Value: 11.4
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 2.4


AS OF AUGUST 31, 1998

Aaa 56.7%
Aa, A 26.5%
Baa 10.7%
Not Rated 0.3%
Short-term
investments 5.8%

Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 26.5
Row: 1, Col: 3, Value: 10.7
Row: 1, Col: 4, Value: 1.1
Row: 1, Col: 5, Value: 5.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - 94.8%

Alameda Corridor Trans. Auth.
Rev. Series A:

5% 10/1/29 (MBIA Insured)         Aaa       $ 3,150                              $ 3,122

5.25% 10/1/21 (MBIA Insured)      Aaa        7,475                                7,652

Buena Park Cmnty. Redev.          BBB+       3,500                                3,815
Agcy. Tax Allocation Rfdg.
(Central Bus. District
Proj.) Series A, 7.1% 9/1/14

Burbank Redev. Agcy. Tax
Allocation Rfdg.:

(City Ctr. Redev. Proj.)          Aaa        4,000                                4,027
Series A, 5% 12/1/15

Series A, 5.75% 12/1/08           Baa1       4,655                                4,981

Cabrillo Unified School           Aaa        2,150                                1,298
District (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC
Insured)

California Dept. of Wtr.
Resources Rev. (Central
Valley Proj.):

Series J1, 7% 12/1/12             Aa2        1,000                                1,261

Series J2, 5.9% 12/1/05           Aa2        6,400                                7,164

Series J3, 5.9% 12/1/05           Aa2        1,005                                1,125

Series S, 5% 12/1/19              Aa2        3,160                                3,156

California Edl. Facilities
Auth. Rev.:

(California Ln. Prog.) Series     Aaa        4,900                                5,212
A, 6% 3/1/16 (MBIA Insured)
(e)

(Claremont McKenna College):

5% 11/1/29                        Aa1        5,000                                4,947

5.1% 11/1/17                      Aa1        1,000                                1,015

(Pooled Facilities Prog.)         Aaa        185                                  187
7.625% 11/1/12 (MBIA Insured)

(Stanford Univ.) Series N,        Aaa        32,475                               32,974
5.2% 12/1/27

(Univ. of San Diego) 5%           Aaa        5,000                                4,948
10/1/28  (AMBAC Insured)

Rfdg.:

(Chapman Univ.) 5.375%            AAA        2,000                                2,080
10/1/16  (Connie Lee Insured)

(Stanford Univ.) Series O,        Aaa        7,500                                7,545
5.125% 1/1/31

(Univ. of Southern California):

Series A:

5.65% 10/1/10                     Aa2        2,840                                3,155

5.7% 10/1/15                      Aa2        4,500                                4,862

Series C, 5.125% 10/1/28          Aa2        7,725                                7,756

California Franchise Tax          A1         1,825                                1,988
Board Ctfs. of Partn. Rfdg.
5.5% 10/1/06

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.:

Rfdg.:

5% 2/1/20                         Aa3       $ 10,000                             $ 9,961

5% 2/1/21                         Aa3        7,000                                6,963

5% 10/1/18                        Aa3        10,000                               10,003

5% 10/1/23                        Aa3        8,000                                7,934

5.25% 10/1/13                     Aa3        1,700                                1,774

5.25% 10/1/14                     Aa3        3,000                                3,114

5.25% 10/1/17                     Aa3        1,500                                1,537

5.5% 3/1/20 (FSA Insured)         Aaa        3,500                                3,691

6.1% 11/1/01                      Aa3        1,250                                1,337

6.1% 2/1/02                       Aa3        1,000                                1,070

6.2% 9/1/05                       Aa3        1,250                                1,416

6.4% 2/1/05                       Aa3        3,375                                3,822

6.5% 2/1/07                       Aa3        1,000                                1,159

6.9% 4/1/05                       Aa3        2,350                                2,725

7% 10/1/04                        Aa3        1,000                                1,158

7% 10/1/10                        Aa3        6,695                                8,294

California Health Facilities
Fing. Auth. Rev.:

(Gould Med. Foundation)           A          4,500                                4,782
Series A, 7.3% 4/1/20
(Escrowed to Maturity) (f)

(Kaiser Permante) Series A,       Aaa        4,720                                4,862
5.55% 8/15/25 (MBIA Insured)

(Summit Med. Ctr.) Series A,      Aaa        2,400                                2,605
5.5% 5/1/05 (FSA Insured)

Rfdg.:

(Alexian Brothers-San Jose):

7.05% 1/1/09 (MBIA Insured)       Aaa        4,500                                4,712

7.125% 1/1/16 (MBIA Insured)      Aaa        2,510                                2,625

(Catholic Healthcare West)
Series A:

4.5% 7/1/00                       A2         3,000                                3,049

4.5% 7/1/02                       A2         7,065                                7,242

4.5% 7/1/03                       A2         1,210                                1,240

4.5% 7/1/04                       A2         1,500                                1,530

5% 7/1/01                         A2         3,615                                3,739

(Children's Hosp.):

6% 7/1/03 (MBIA Insured)          Aaa        1,200                                1,310

6% 7/1/05 (MBIA Insured)          Aaa        1,850                                2,064

6% 7/1/06 (MBIA Insured)          Aaa        1,500                                1,687

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Health Facilities
Fing. Auth. Rev.: - continued

(Sutter Health) Series C,         Aaa       $ 650                                $ 714
5.5% 8/15/07 (FSA Insured)

California Hsg. Fin. Agcy.
Rev.:

(Home Mtg.):

Series C:

7.6% 8/1/30 (e)                   Aa2        3,720                                3,844

8.3% 8/1/19 (e)                   Aa2        500                                  507

Series F, 7.875% 8/1/19           Aa2        530                                  538

Series I, 4.95% 8/1/28 (MBIA      Aaa        3,235                                3,280
Insured) (e)

Series J, 4.85% 8/1/27 (MBIA      Aaa        3,500                                3,529
Insured) (e)

Series L, 5.7% 8/1/25 (MBIA       Aaa        1,710                                1,750
Insured) (e)

(Home Mtg.) (Cap.
Appreciation):

Series 1983 A, 0% 2/1/15          Aa2        8,187                                1,819

Series 1983 B, 0% 8/1/15          Aa2        170                                  32

Series A, 0% 8/1/23 (e)           Aa2        1,060                                163

Series C, 0% 8/1/21 (e)           Aa2        3,645                                660

Rfdg. (Home Mtg.) Series A,       Aaa        1,835                                1,898
5% 8/1/03 (MBIA Insured)

California Poll. Cont. Fing.
Auth. Rev. Rfdg.:

(Gen. Motors Corp.) 5.5%          A3         1,500                                1,530
4/1/08

(San Diego Gas & Elec.)           A2         4,000                                4,532
Series A, 5.9% 6/1/14

California Pub. Cap. Impt.        Aaa        8,965                                9,137
Fin. Auth. Rev. (Pooled
Proj.) Series B, 8.1% 3/1/18
 (MBIA Insured)

California Pub. Works Board
Lease Rev.:

(California Science Ctr.)
Series A:

4.6% 10/1/06                      A1         1,060                                1,100

5% 10/1/10                        A1         1,300                                1,367

(California State Univ. Proj.):

Series A, 6.625% 10/1/10          Aaa        2,600                                2,917
(Pre-Refunded  to 10/1/2002
@ 102) (f)

Series C, 5.125% 9/1/22           Aaa        10,000                               10,056
(AMBAC Insured)

(Cmnty. College Proj.) Series     A          2,000                                2,205
A, 5.875% 10/1/08

(Dept. of Corrections State       A1         1,000                                1,055
Prison, Central California
Womens Facility) Series A,
7% 9/1/00

(Dept. of Corrections State       Aaa        5,000                                5,550
Prison, Corcoran II) Series
A, 6% 1/1/05 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Pub. Works Board
Lease Rev.: - continued

(Dept. of Corrections State
Prison, Madera) Series E:

5.5% 6/1/15                       A1        $ 6,750                              $ 7,310

5.5% 6/1/19                       A1         3,000                                3,123

6% 6/1/07                         A1         2,090                                2,363

(Dept. of Corrections State       Aaa        4,000                                4,243
Prison, Susanville) Series
D, 5.25% 6/1/15 (FSA Insured)

(Franchise Tax Board-PH II)       A1         1,150                                1,252
Series A,  6.25% 9/1/11
(Pre-Refunded to  9/1/2001 @
102) (f)

(Substance Abuse Treatment        Aaa        3,000                                3,217
Facilities, Corcoran II)
Series A, 5.5% 1/1/14 (AMBAC
Insured)

(Various California State
Univ. Projs.):

Series A:

6.1% 10/1/06                      A1         1,210                                1,360

6.3% 10/1/10 (Pre-Refunded to     A1         3,000                                3,439
10/1/2004 @ 102) (f)

6.5% 9/1/03                       A          1,045                                1,164

6.5% 9/1/04                       A          1,090                                1,230

Series B:

5.5% 6/1/14                       Aa3        2,750                                2,905

5.5% 6/1/19                       Aa3        2,000                                2,083

5.55% 6/1/10                      Aa3        3,195                                3,547

6.4% 12/1/09                      Aa3        3,700                                4,386

Rfdg.:

(California Cmnty. Colleges):

Series A 5.25% 12/1/16            A1         4,450                                4,590

Series B 5.25% 3/1/09             A1         2,915                                3,142

Series D, 5.375% 3/1/12           A          1,500                                1,585

(California State Univ.)          A1         2,710                                2,988
Series A 5.5% 10/1/09

(Dept. of Corrections State
Prison, Monterey County)
Series D:

5.375% 11/1/11                    A1         2,500                                2,681

5.375% 11/1/12                    A1         1,250                                1,330

5.375% 11/1/13                    A1         4,500                                4,771

5.375% 11/1/14                    A1         5,000                                5,261

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Pub. Works Board
Lease Rev.: - continued

Rfdg.:

(Library & Courts Annex)          A1        $ 1,290                              $ 1,418
Series A 5.5% 5/1/09

(Various California State         Aa3        8,250                                9,027
Univ. Projs.)  Series A,
5.5% 6/1/14

California Statewide Cmnty.
Dev. Auth. Rev.:

(Sisters Charity Leavenworth)     Aa3        1,315                                1,318
5% 12/1/14

Ctfs. of Prtn.:

(Villaview Cmnty. Hosp.,          A+         1,885                                2,056
Inc.) Series A, 7% 9/1/09
(California Gen. Oblig.
Guaranteed)

5.375% 10/1/13 (California        A+         1,250                                1,297
Gen. Oblig. Guaranteed)

5.616% 7/1/13 (MBIA Insured)      Aaa        10,000                               10,603
(California Gen. Oblig.
Guaranteed)

Ctfs. of Prtn. Rfdg.:

(Children's Hosp.) 6% 6/1/13      Aaa        2,470                                2,831
(MBIA Insured)

(Hosp. Triad Healthcare):

5.9% 8/1/01 (California Gen.      A+         200                                  212
Oblig. Guaranteed) (Escrowed
to Maturity) (f)

6.25% 8/1/06 (California Gen.     A+         5,000                                5,538
Oblig. Guaranteed) (Escrowed
to Maturity) (f)

(St. Joseph Health Sys.):

5.5% 7/1/07                       Aa3        1,425                                1,549

5.5% 7/1/14                       Aa3        4,500                                4,647

5.5% 7/1/23                       Aa3        3,000                                3,067

Campbell Gen. Oblig. Ctfs. of     A2         4,965                                5,305
Prtn. Rfdg.  (Civic Ctr.
Proj.) 6% 10/1/18

Carson Redev. Agcy. Rev. Rfdg.:

(Redev. Proj. Area #1):

6.375% 10/1/12                    Baa1       3,965                                4,276

6.375% 10/1/16                    Baa1       2,000                                2,149

(Redev. Proj. Area #2):

5.5% 10/1/02                      Baa2       100                                  105

5.875% 10/1/09                    Baa2       2,000                                2,115

Castaic Lake Wtr. Agcy. Ctfs.
of Prtn. Rfdg.  (Wtr. Sys.
Impt. Proj.) Series A:

7% 8/1/11 (MBIA Insured)          Aaa        1,500                                1,865

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Castaic Lake Wtr. Agcy. Ctfs.
of Prtn. Rfdg.  (Wtr. Sys.
Impt. Proj.) Series A: -
continued

7% 8/1/12 (MBIA Insured)          Aaa       $ 1,000                              $ 1,256

7% 8/1/13 (MBIA Insured)          Aaa        4,740                                5,963

7.25% 8/1/07 (MBIA Insured)       Aaa        1,755                                2,143

Central Coast Wtr. Auth. Rev.     Aaa        1,420                                1,410
Rfdg. (State Wtr. Reg'l.
Facilities Proj.) Series A,
5% 10/1/22 (AMBAC Insured)

Central Valley Fin. Auth.
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.):

5.5% 7/1/01                       BBB-       1,400                                1,457

6% 7/1/09                         BBB-       4,800                                5,139

6.1% 7/1/13 (Pre-Refunded to      BBB-       2,000                                2,233
7/1/2003 @ 102) (f)

Chino Basin Reg'l. Fing.
Auth. Rev. Rfdg. (Muni. Wtr.
District Swr. Sys. Proj.):

7% 8/1/05 (AMBAC Insured)         Aaa        1,185                                1,390

7% 8/1/09 (AMBAC Insured)         Aaa        350                                  431

Clovis Unified School
District (Cap. Appreciation)
Series B:

0% 8/1/02 (MBIA Insured)          Aaa        300                                  265
(Escrowed to Maturity) (f)

0% 8/1/03 (MBIA Insured)          Aaa        3,485                                2,958
(Escrowed to Maturity) (f)

Coalinga Gen. Oblig. Ctfs. of     BBB+       1,655                                1,724
Prtn. 7% 4/1/10

Contra Costa County Ctfs. of
Prtn. (Merrithew Mem. Hosp.)
(Cap. Appreciation):

0% 11/1/13 (Escrowed to           Aaa        6,805                                3,420
Maturity) (f)

0% 11/1/14 (Escrowed to           Aaa        3,000                                1,419
Maturity) (f)

Contra Costa School Fing.         Aaa        3,420                                1,095
Auth. (Vista Unified School
District School Sites) (Cap.
Appreciation) Series A, 0%
9/1/17  (FSA Insured)
(Pre-Refunded to 9/1/2002  @
36.3395) (f)

Contra Costa Trans. Auth.
Sales Tax Rev. Series A:

5.5% 3/1/03 (FGIC Insured)        Aaa        11,845                               12,653

6% 3/1/03 (FGIC Insured)          Aaa        2,530                                2,749

Contra Costa Wtr. District        Aaa        2,000                                2,184
Wtr. Rev. Series G, 5.75%
10/1/14 (MBIA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Desert Hosp. District Hosp.       Aaa       $ 13,000                             $ 14,324
Rev. Ctfs. of Prtn. 6.392%
7/28/20 (FSA Insured)
(Pre-Refunded to 7/23/2002 @
102) (f)

Duarte Ctfs. of Prtn. (City
of Hope Med. Ctr.):

6% 4/1/08                         Baa1       4,930                                5,223

6.25% 4/1/23                      Baa1       15,100                               15,881

East Bay Muni. Util. District     Aaa        1,550                                1,731
Wastewtr. Treatment Sys.
Rev. Rfdg. 6% 6/1/05 (FGIC
Insured)

East Bay Muni. Util. District
Wtr. Sys. Rev. Rfdg.:

6% 6/1/02 (FGIC Insured)          Aaa        2,000                                2,149

6% 6/1/03 (FGIC Insured)          Aaa        2,000                                2,185

6% 6/1/09 (AMBAC Insured)         Aaa        1,000                                1,084

East Bay Reg'l. Park District     Aaa        1,285                                1,437
Series C, 6.5% 9/1/03 (FGIC
Insured)

Eastern Muni. Wtr. District       Aaa        3,600                                4,429
Wtr. & Swr. Rev. Ctfs. of
Prtn. 6.75% 7/1/12 (FGIC
Insured)

Elk Grove Unified School
District Spl. Tax Rfdg.
(Cmnty. Facilities District
#1):

6.5% 12/1/07 (AMBAC Insured)      Aaa        1,340                                1,578

6.5% 12/1/24 (AMBAC Insured)      Aaa        4,000                                4,885

Encinitas Union School
District (Cap. Appreciation):

0% 8/1/03 (MBIA Insured)          Aaa        1,750                                1,485

0% 8/1/04 (MBIA Insured)          Aaa        1,750                                1,419

0% 8/1/10 (MBIA Insured)          Aaa        1,000                                604

Escondido Joint Pwrs Fing.        Aaa        570                                  461
Auth. Lease Rev. Rfdg.
(California Ctr. for the
Arts) (Cap. Appreciation) 0%
9/1/04 (AMBAC Insured)

Eureka Union School District
Ctfs. of Prtn.:

Series A, 6.9% 9/1/27 (FSA        Aaa        660                                  718
Insured)

Series B, 6.9% 9/1/27 (FSA        Aaa        1,555                                1,669
Insured)

Fairfield-Suisun Swr.
District Swr. Rev.:

Rfdg. Series A:

0% 5/1/07 (MBIA Insured)          Aaa        1,635                                1,164

0% 5/1/08 (MBIA Insured)          Aaa        2,085                                1,418

0% 5/1/09 (MBIA Insured)          Aaa        2,080                                1,341

Folsom Pub. Fing. Auth. Local     BBB+       1,285                                1,355
Agcy. Rev.  Series A, 7.25%
10/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Fontana Redev. Agcy. Tax          BBB+      $ 6,500                              $ 7,318
Allocation Rfdg. (Jurupa
Hills Redev. Proj.) Series
A, 7% 10/1/14

Foothill/Eastern Trans.
Corridor Agcy. Toll Road
Rev. (Cap. Appreciton)
Series A:

0% 1/1/04                         Baa3       1,600                                1,294

0% 1/1/05                         Baa3       1,000                                770

0% 1/1/08 (b)                     Baa3       2,000                                1,608

Foster City Pub. Fing. Auth.
Rev. (Foster City Cmnty.
Dev. Proj. Ln.) Series A:

5.5% 9/1/09                       A-         370                                  396

5.8% 9/1/16                       A-         1,000                                1,062

6% 9/1/06                         A-         1,355                                1,455

6% 9/1/07                         A-         1,440                                1,543

6% 9/1/13                         A-         1,925                                2,038

Fremont Unified School            Aaa        1,000                                639
District Alameda County
(Cap. Appreciation) Series
F, 0% 8/1/09 (MBIA Insured)

Inglewood Hosp. Rev. (Daniel      A+         1,000                                1,066
Freeman Hosp., Inc.) 6.5%
5/1/01 (California Gen.
Oblig. Guaranteed) (Escrowed
to Maturity) (f)

Kern High School District 7%      A1         1,090                                1,345
8/1/09  (Escrowed to
Maturity) (f)

King Gen. Oblig. Ctfs. of         -          2,490                                2,567
Prtn. 7.5% 7/1/04

La Quinta Redev. Agcy. Tax
Allocation:

(Redev. Proj. Area #1) 7.3%       Aaa        1,000                                1,192
9/1/05  (MBIA Insured)

Rfdg. (Redev. Proj. Area #1):

7.3% 9/1/06 (MBIA Insured)        Aaa        620                                  751

7.3% 9/1/11 (MBIA Insured)        Aaa        555                                  710

Local Govt. Fin. Auth. Rev.
(Oakland Central District)
(Cap. Appreciation):

0% 9/1/08 (MBIA Insured)          Aaa        3,710                                2,489

0% 9/1/09 (MBIA Insured)          Aaa        3,565                                2,265

Long Beach Hbr. Rev.:

Rfdg. Series A:

5.5% 5/15/08 (FGIC Insured)       Aaa        4,390                                4,816
(e)

6% 5/15/09 (FGIC Insured) (e)     Aaa        3,000                                3,414

5.125% 5/15/13 (e)                Aa3        4,500                                4,601

5.5% 5/15/11 (MBIA Insured)       Aaa        700                                  752
(e)

5.5% 5/15/15 (MBIA Insured)       Aaa        3,710                                3,890
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Long Beach Hbr. Rev.: -
continued

5.75% 5/15/07 (MBIA Insured)      Aaa       $ 3,845                              $ 4,244
(e)

6% 5/15/06 (MBIA Insured) (e)     Aaa        3,000                                3,358

Los Angeles Cmnty. Redv.          Aaa        1,780                                1,976
Agcy. Tax Allocation
(Hollywood Redev. Proj.)
Series C, 5.5% 7/1/10 (MBIA
Insured)

Los Angeles County Ctfs. of
Prtn.:

(Correctional Facilities)
(Cap. Appreciation):

0% 9/1/10 (MBIA Insured)          Aaa        3,770                                2,225
(Escrowed to Maturity) (f)

0% 9/1/11 (MBIA Insured)          Aaa        6,400                                3,578
(Escrowed to Maturity) (f)

(Disney Parking Proj.) (Cap.
Appreciation):

0% 3/1/10                         Baa1       2,000                                1,177

0% 3/1/11                         Baa1       1,950                                1,086

0% 3/1/12                         Baa1       2,180                                1,146

0% 3/1/13                         Baa1       6,490                                3,204

0% 3/1/18                         Baa1       3,000                                1,075

0% 3/1/19                         Baa1       3,175                                1,073

0% 3/1/20                         Baa1       1,000                                319

Los Angeles County Metro.
Trans. Auth.  Sales Tax Rev.:

(Proposition A) 1st Tier          Aaa        1,585                                1,755
Series A, 5.9% 7/1/14 (MBIA
Insured)

(Proposition C) Second Series
A:

5.9% 7/1/02 (AMBAC Insured)       Aaa        1,200                                1,288

5.9% 7/1/03 (AMBAC Insured)       Aaa        1,655                                1,804

5.9% 7/1/04 (AMBAC Insured)       Aaa        1,005                                1,107

6% 7/1/23 (MBIA Insured)          Aaa        20,000                               21,946
(Pre-Refunded to 7/1/2002 @
102) (f)

Rfdg. (Proposition A) Series      Aaa        3,230                                3,439
A, 5.25% 7/1/11 (MBIA
Insured)

Los Angeles County Pub. Works     Aa3        6,000                                5,992
Fing. Auth. Rev. (Reg'l.
Park & Open Space District)
Series A, 5% 10/1/19

Los Angeles Dept. of Wtr. &
Pwr. Elec. Plant Rev.:

Second Issue:

4.75% 10/15/20                    Aa3        1,800                                1,729

6.75% 10/15/04 (AMBAC Insured)    Aaa        2,400                                2,757

9% 10/15/01                       Aa3        110                                  125

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles Dept. of Wtr. &
Pwr. Elec.  Plant Rev.: -
continued

Rfdg.:

Second Issue:

4.75% 11/15/19 (MBIA Insured)     Aaa       $ 4,000                              $ 3,867

5.25% 11/15/26 (MBIA Insured)     Aaa        17,760                               18,078

5.4% 11/15/31 (MBIA Insured)      Aaa        4,000                                4,105

4.75% 8/15/12 (FGIC Insured)      Aaa        6,035                                6,101

4.75% 8/15/16 (FGIC Insured)      Aaa        2,700                                2,656

6.375% 2/1/20                     Aa3        1,000                                1,082

Los Angeles Dept. of Wtr. &
Pwr. Wtrwks. Rev. Rfdg.:

5.5% 10/15/10                     Aa3        2,630                                2,897

5.5% 10/15/11 (MBIA Insured)      Aa3        3,670                                4,009

Los Angeles:

Ctfs. of Prtn. 7.3% 4/1/20        A          3,000                                3,157
(California Gen. Oblig.
Guaranteed)

Series A, 5% 9/1/04               Aa2        5,000                                5,302

Los Angeles Hbr. Dept. Rev.:

Series B:

5.25% 11/1/10 (e)                 Aa3        9,105                                9,675

5.3% 8/1/06 (e)                   Aa3        2,000                                2,156

7.6% 10/1/18 (Escrowed to         AAA        14,810                               18,867
Maturity) (f)

Los Angeles Ontario Int'l.        Aaa        1,000                                1,070
Arpt. Rev. (Los Angeles
Int'l. Arpt.) Series D,
5.625% 5/15/12  (FGIC
Insured) (e)

Los Angeles Unified School
District Series A:

6% 7/1/14 (FGIC Insured)          Aaa        1,200                                1,379

6% 7/1/15 (FGIC Insured)          Aaa        1,000                                1,146

Los Angeles Wastewtr. Sys.        Aaa        2,485                                2,594
Rev. Rfdg. Series B, 5%
6/1/02 (FGIC Insured)

M-S-R Pub. Pwr. Agcy. Rev.        Aaa        2,500                                3,014
Rfdg. (San Juan Proj.)
Series D, 6.75% 7/1/20 (MBIA
Insured) (Escrowed to
Maturity) (f)

Madera County Ctfs. of Prtn.      Aaa        1,480                                1,664
(Valley Children's Hosp.)
6.25% 3/15/05 (MBIA Insured)

Manhattan Beach Unified           Aaa        975                                  619
School District  (Cap.
Appreciation) Series A, 0%
9/1/09 (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Metro. Wtr. District of
Southern California:

Rfdg. Series A:

4.75% 7/1/22                      Aa2       $ 10,000                             $ 9,632

5.25% 3/1/13                      Aaa        2,500                                2,642

5.25% 3/1/14                      Aaa        4,000                                4,196

Series A, 5% 7/1/26               Aa2        5,050                                4,999

5.95% 8/5/22 (Pre-Refunded to     Aa2        2,600                                2,819
2/7/2003  @ 102) (f)

Modesto Irrigation District
Ctfs. of Prtn.:

(Geysers Geothermal Pwr.          A1         5,000                                4,970
Proj.) Series 1986 A, 5%
10/1/17

(Geysers Geothermal Pwr.          Aaa        2,140                                1,643
Proj.) (Cap. Appreciation)
Series A, 0% 10/1/05  (MBIA
Insured)

(Rfdg. & Cap. Impts.) (Cap.
Appreciation) Series A:

0% 10/1/08 (MBIA Insured)         Aaa        2,270                                1,510
(Escrowed to Maturity) (f)

0% 10/1/09 (MBIA Insured)         Aaa        2,270                                1,430
(Escrowed to Maturity) (f)

0% 10/1/10 (MBIA Insured)         Aaa        2,270                                1,353
(Escrowed to Maturity) (f)

Modesto Gen. Oblig. Ctfs. of
Prtn.:

(Cmnty. Ctr. Refing. Proj.)
Series A:

5% 11/1/23 (AMBAC Insured)        Aaa        2,500                                2,511

5.6% 11/1/14 (AMBAC Insured)      Aaa        1,370                                1,517

(Golf Course Refing. Proj.)       Aaa        1,585                                1,592
Series B, 5% 11/1/23 (FGIC
Insured)

Modesto Pub. Fing. Auth.          Aaa        4,000                                4,016
Lease Rev. Rfdg.  (Cap.
Impts. & Refing. Proj.)
5.125% 9/1/33 (AMBAC Insured)

Moreno Valley Unified School      Aaa        2,350                                2,575
District Ctfs. of Prtn.
(Land Acquisition) Series F,
6.7% 9/1/11 (FSA Insured)
(Pre-Refunded to 9/1/2002 @
102) (f)

Northern California Pub. Pwr.
Auth.:

Multiple Cap. Facilities Rev.     Aaa        7,600                                8,384
6.538% 8/1/25 (MBIA Insured)
(Pre-Refunded to 9/3/2002 @
102) (f)

Pwr. Proj. Rev. Rfdg.:

(Geothermal Proj. #3) Series      Aaa        2,250                                2,454
A, 5.5% 7/1/05 (AMBAC
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Northern California Pub. Pwr.
Auth.: - continued

Pwr. Proj. Rev. Rfdg.: -
continued

(Hydro Elec. Prroj. # 1)          Aaa       $ 3,825                              $ 5,044
Series A, 7.5% 7/1/23 (AMBAC
Insured) (Pre-Refunded to
7/1/2021 @ 100) (f)

Transmission Proj. Rev. (Ore      Aaa        7,100                                8,824
Trans. Proj.)  Series A, 7%
5/1/13 (MBIA Insured)

Oakland Ctfs. of Prtn. Rfdg.      Aaa        2,750                                1,958
(Oakland Museum) (Cap.
Appreciation) Series A, 0%
4/1/07 (AMBAC Insured)

Oakland Redev. Agcy. Tax          Aaa        1,000                                1,007
Allocation (Central District
Redev.) 5% 9/1/21 (MBIA
Insured)

Ontario Redev. Fing. Auth.
Rev.:

(Ctr. City Cimarron Proj. #1)
(Cap. Appreciation):

0% 8/1/08 (MBIA Insured)          Aaa        3,255                                2,191

0% 8/1/09 (MBIA Insured)          Aaa        3,260                                2,079

0% 8/1/10 (MBIA Insured)          Aaa        3,255                                1,966

Rfdg. (Ontario Redev. Proj.
#1):

6.65% 8/1/07 (MBIA Insured)       Aaa        1,000                                1,182

6.95% 8/1/11 (MBIA Insured)       Aaa        1,000                                1,244

Orange County Arpt. Rev. Rfdg.:

5.5% 7/1/04 (MBIA Insured) (e)    Aaa        2,000                                2,155

6% 7/1/07 (MBIA Insured) (e)      Aaa        3,135                                3,536

Orange County Pub. Fin. Auth.
Waste Mgt. Sys. Rev. Rfdg.:

5.25% 12/1/13 (AMBAC Insured)     Aaa        4,000                                4,236
(e)

5.75% 12/1/09 (AMBAC Insured)     Aaa        1,620                                1,815
(e)

5.75% 12/1/11 (AMBAC Insured)     Aaa        4,000                                4,455
(e)

Orange County Wtr. District       Aaa        1,000                                1,077
Rfdg. Ctfs. of Prtn. Series
A, 5.5% 8/15/09 (AMBAC
Insured)

Palomar Pomerado Health Sys.      Aaa        3,075                                2,353
Rev. Rfdg. (Cap.
Appreciation) 0% 11/1/05
(MBIA Insured)

Placer County Wtr. Agcy. Rev.     A+         8,830                                8,160
(Middle Fork Proj.) Series
A, 3.75% 7/1/12

Pleasanton Joint Powers Fing.
Auth. Rev. Reassessment
Series A:

5.7% 9/2/01                       Baa1       1,155                                1,210

5.8% 9/2/02                       Baa1       5,005                                5,313

6% 9/2/05                         Baa1       2,150                                2,349

6.15% 9/2/12                      Baa1       12,305                               13,336

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Port of Oakland Port Rev.:

Rfdg. (Cap. Appreciation)
Series F:

0% 11/1/05 (MBIA Insured)         Aaa       $ 300                                $ 230

0% 11/1/06 (MBIA Insured)         Aaa        2,890                                2,117

0% 11/1/07 (MBIA Insured)         Aaa        4,250                                2,965

Series G, 6% 11/1/07 (MBIA        Aaa        900                                  1,019
Insured) (e)

Rancho Wtr. District Fing.
Auth. Rev.:

Rfdg.:

6.5% 11/1/03 (FGIC Insured)       Aaa        1,300                                1,459

6.5% 11/1/04 (FGIC Insured)       Aaa        1,985                                2,258

6.427% 8/17/21 (AMBAC             Aaa        6,900                                7,481
Insured) (Pre-Refunded to
9/11/2001 @ 102) (f)

Redding Elec. Sys. Rev. Rfdg.
Ctfs. of Prtn.  (Cap.
Appreciation) Series A:

0% 6/1/06 (FGIC Insured)          Aaa        1,730                                1,289

0% 6/1/07 (FGIC Insured)          Aaa        1,890                                1,341

0% 6/1/08 (FGIC Insured)          Aaa        1,300                                881

Richmond Redev. Agcy. Tax         Aaa        105                                  117
Allocation Hbr. Redev. 7%
7/1/09 (FSA Insured)

Riverside County Asset
Leasing Corp. Leasehold Rev.
(Riverside County Hosp.
Proj.):

Series A:

5.75% 6/1/01 (MBIA Insured)       Aaa        1,250                                1,313

6.375% 6/1/09 (MBIA Insured)      Aaa        5,000                                5,564

6.5% 6/1/12 (MBIA Insured)        Aaa        18,000                               21,579

Series B, 5.7% 6/1/16 (MBIA       Aaa        1,950                                2,159
Insured)

Riverside County Pub. Fing.
Auth. Tax Allocation Rev.
(Redev. Proj.) Series A:

4.8% 10/1/07                      Baa2       1,080                                1,093

5% 10/1/08                        Baa2       1,135                                1,163

5% 10/1/09                        Baa2       1,140                                1,158

5.1% 10/1/10                      Baa2       1,245                                1,264

5.25% 10/1/12                     Baa2       1,375                                1,395

5.5% 10/1/22                      Baa2       4,500                                4,514

Riverside County Redev. Agcy.
Tax Allocation (Redev. Proj.
#4) Series A:

7.5% 10/1/10 (Pre-Refunded to     BBB        1,000                                1,120
10/1/2001 @ 102) (f)

7.5% 10/1/26 (Pre-Refunded to     BBB        2,500                                2,800
10/1/2001 @ 102) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Riverside Unified School          Aaa       $ 5,485                              $ 6,117
District Ctfs. of Prtn.
(Land Acquisition Proj.)
Series B, 7.375% 9/1/26 (FSA
Insured) (Pre-Refunded to
9/1/2001 @ 102) (f)

Roseville Joint Union High        Aaa        1,060                                1,014
School District  (Cap.
Appreciation) Series B, 0%
8/1/00 (FGIC Insured)

Sacramento City Fing. Auth.       Aaa        2,000                                2,135
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Pwr.
Auth. Cogeneration Proj. Rev.:

(Procter & Gamble Proj.):

5.7% 7/1/00                       BBB-       1,200                                1,237

5.9% 7/1/02                       BBB-       1,000                                1,065

6% 7/1/03                         BBB-       700                                  757

6.375% 7/1/10                     BBB-       700                                  770

6.5% 7/1/21 (Pre-Refunded to      BBB-       3,200                                3,722
7/1/2005 @ 102) (f)

6% 7/1/22                         BBB-       2,700                                2,879

6.5% 7/1/06                       BBB-       4,500                                5,111

6.5% 7/1/07                       BBB-       2,000                                2,280

6.5% 7/1/08                       BBB-       1,000                                1,133

Sacramento County Rfdg. Ctfs.
of Prtn.  (Pub. Facilities
Proj.):

4.8% 10/1/10 (AMBAC Insured)      Aaa        1,000                                1,035

5% 10/1/11 (AMBAC Insured)        Aaa        1,625                                1,693

Sacramento Muni. Util.
District Elec. Rev.:

Rfdg (MBIA Insured) Series L,     Aaa        4,000                                4,022
5.125% 7/1/22 (MBIA Insured)

5.45% 11/15/08 (FGIC Insured)     Aaa        17,700                               19,100

San Bernardino County:

(Med. Ctr. Fing. Proj.) 5.5%      Aaa        2,500                                2,735
8/1/06 (MBIA Insured)

Ctfs. of Prtn (Cap.               AAA        7,500                                9,501
Facilities Proj.) Series B,
6.875% 8/1/24 (Escrowed to
Maturity) (f)

Ctfs. of Prtn. (Med. Ctr.         Aaa        2,750                                2,994
Fing. Proj.) 5.5% 8/1/05
(MBIA Insured)

Rfdg. Ctfs. of Prtn. (Med.
Ctr. Fing. Proj.):

5.25% 8/1/04                      A3         915                                  962

5.5% 8/1/22                       A3         10,000                               10,363

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Diego County Ctfs. of         Aaa       $ 1,670                              $ 1,805
Prtn. (Sharp Healthcare)
5.25% 8/15/09 (MBIA Insured)

San Diego County Reg'l.
Trans. Commission Sales Tax
Rev. Series A:

6% 4/1/04 (FGIC Insured)          Aaa        5,900                                6,501

6.25% 4/1/03 (FGIC Insured)       Aaa        8,000                                8,787

San Diego County Wtr. Auth.       Aaa        5,000                                5,448
Wtr. Rev. Ctfs. of Prtn.
5.632% 4/25/07 (FGIC Insured)

San Diego Multi-Family Hsg.       AAA        1,585                                1,588
Rev.  (Island Gardens Apts.
Proj.) Series B,  9.5%
10/20/20, LOC Govt. Nat'l.
Mortgage Assoc.

San Diego Pub. Facilities         Aaa        1,000                                1,047
Fing. Auth. Swr. Rev. Series
B, 5.375% 5/15/15 (FGIC
Insured)

San Francisco Bay Area Rapid
Trans. District Sales Tax
Rev. Rfdg.:

5% 7/1/28 (AMBAC Insured)         Aaa        24,650                               24,505

5.25% 7/1/12                      Aa3        8,920                                9,486

5.25% 7/1/14                      Aa3        5,110                                5,355

5.25% 7/1/18                      Aa3        4,500                                4,618

San Francisco Bldg. Auth.         A1         2,640                                2,802
Lease Rev. (Dept. Gen. Svcs.
Lease) Series A, 5% 10/1/08

San Francisco City & County:

(SFO Fuel Co. LLC) Series A:

5.125% 1/1/17 (AMBAC Insured)     Aaa        6,000                                6,064
(e)

5.25% 1/1/18 (AMBAC Insured)      Aaa        4,515                                4,591
(e)

5.25% 1/1/19 (AMBAC Insured)      Aaa        4,750                                4,822
(e)

Issue 16A 5.375% 5/1/18 (FSA      Aaa        5,035                                5,175
Insured) (e)

Issue 18A:

5.25% 5/1/11 (MBIA Insured)       Aaa        3,280                                3,486
(e)

6% 5/1/05 (MBIA Insured) (e)      Aaa        2,375                                2,636

Rfdg. Second Series Issue 1:

6.2% 5/1/05 (AMBAC Insured)       Aaa        1,380                                1,507

6.2% 5/1/05 (AMBAC Insured)       Aaa        920                                  1,013
(Pre-Refunded to 5/1/2002 @
102) (f)

Second Series Issue 10A, 5.3%     Aaa        3,680                                3,959
5/1/06  (MBIA Insured) (e)

Second Series Issue 15A, 5.6%     Aaa        4,295                                4,543
5/1/02  (FSA Insured) (e)

Second Series Issue 22, 5%        Aaa        2,605                                2,746
5/1/09  (AMBAC Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County:
- continued

Series 2, 5.125% 5/1/07 (FGIC     Aaa       $ 2,000                              $ 2,117
Insured) (e)

San Francisco City & County       A1         1,000                                1,106
Pub. Util. Commission Wtr.
Rev. Rfdg. Series A, 6.5%
11/1/09

San Francisco City & County
Redev. Fing. Auth. Tax
Allocation Rev.:

(Cap. Appreciation) Series A:

0% 8/1/08 (FGIC Insured)          Aaa        1,085                                730

0% 8/1/09 (FGIC Insured)          Aaa        1,085                                692

0% 8/1/10 (FGIC Insured)          Aaa        1,085                                655

Rfdg. (San Francisco Redev.       Aaa        1,475                                891
Proj.) (Cap. Appreciation)
Series B, 0% 8/1/10  (MBIA
Insured)

San Francisco City & County
Swr. Rev.:

(Cap. Appreciation) Series B:

0% 10/1/06 (FGIC Insured)         Aaa        3,690                                2,712

0% 10/1/07 (FGIC Insured)         Aaa        4,770                                3,339

0% 10/1/08 (FGIC Insured)         Aaa        1,600                                1,070

Rfdg. 5.9% 10/1/08 (AMBAC         Aaa        5,000                                5,444
Insured)

San Joaquin County Ctfs. of
Prtn. (Gen. Hosp. Proj.):

5.7% 9/1/01                       A3         2,250                                2,354

5.8% 9/1/02                       A3         450                                  478

6.25% 9/1/13                      A3         2,500                                2,679

6.625% 9/1/20                     A3         2,500                                2,711

San Jose Arpt. Rev. Rfdg.         Aaa        1,905                                2,134
5.875% 3/1/07  (FGIC Insured)

San Jose Redev. Agcy. Tax         Aaa        3,000                                3,450
Allocation Rfdg. (Merged
Area Redev. Proj.) 6% 8/1/15
 (MBIA Insured)

Santa Clara County Fing.
Auth. Lease Rev.  (VMC
Replacement Proj.) Series A:

7.75% 11/15/08 (AMBAC Insured)    Aaa        1,175                                1,508

7.75% 11/15/09 (AMBAC Insured)    Aaa        3,725                                4,824

Santa Clara County Tran.          AA         8,500                                8,610
District Sales Tax Rev.
Rfdg. Series A, 5.25% 6/1/21

Santa Margarita/Dana Point
Auth. Rev. Rfdg. (Impt.
Dists. 1&2 - 2A&8) Series A:

7.25% 8/1/06 (MBIA Insured)       Aaa        1,500                                1,808

7.25% 8/1/07 (MBIA Insured)       Aaa        2,200                                2,686

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Santa Margarita/Dana Point
Auth. Rev. Rfdg. (Impt.
Dists. 1&2 - 2A&8) Series A:
- continued

7.25% 8/1/08 (MBIA Insured)       Aaa       $ 1,780                              $ 2,212

7.25% 8/1/12 (MBIA Insured)       Aaa        1,865                                2,390

South Orange County Pub.
Fing. Auth. Spl. Tax Rev.:

(Foothill Area) Series C:

7.5% 8/15/06 (FGIC Insured)       Aaa        2,000                                2,445

7.5% 8/15/07 (FGIC Insured)       Aaa        2,290                                2,838

8% 8/15/09 (FGIC Insured)         Aaa        3,650                                4,783

Rfdg. Series A, 7% 9/1/10         Aaa        3,300                                4,084
(MBIA Insured)

Southern California Pub. Pwr.
Auth.:

Pwr. Proj. Rev. (Multi Projs.):

6.75% 7/1/10 (Pittsburgh          A          1,400                                1,691
Nat'l. Bank Guaranteed)

6.75% 7/1/11 (Pittsburgh          A          6,500                                7,898
Nat'l. Bank Guaranteed)

Pwr. Proj. Rev. Rfdg.:

(Mead Adelanto Proj.) Series      Aaa        2,000                                1,967
A, 4.75% 7/1/16 (AMBAC
Insured)

(Palo Verde Proj.) Series A,      Aaa        14,645                               15,441
5% 7/1/03 (FSA Insured) (c)

Series A:

5% 7/1/15 (AMBAC Insured)         Aaa        1,800                                1,804
(Escrowed to Maturity) (f)

7% 7/1/05 (AMBAC Insured)         A          2,300                                2,449

Transmission Proj. Rev. Rfdg.:

Series A, 6% 7/1/06 (MBIA         Aaa        2,000                                2,256
Insured)

5.5% 7/1/20                       Aa3        1,000                                1,025

6.75% 7/1/01                      A          2,000                                2,126

Stanislaus County Rfdg. Ctfs.     Aaa        1,500                                1,561
of Prtn. (Cap. Impt. Prog.)
Series A, 5.25% 5/1/14 (MBIA
Insured)

Sulpher Springs Union School
District:

(Cap. Appreciation) Series A:

0% 9/1/08 (MBIA Insured)          Aaa        4,745                                3,183

0% 9/1/09 (MBIA Insured)          Aaa        2,485                                1,579

0% 9/1/12 (MBIA Insured)          Aaa        2,750                                1,474

Series A, 0% 9/1/07 (MBIA         Aaa        4,445                                3,122
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Tahoe-Truckee Joint Unified       Aaa       $ 6,625                              $ 3,986
School District  (Cap.
Appreciation) Series A, 0%
9/1/10 (FGIC Insured)

Univ. of California Gen.
Oblig.:

(Multiple Purp. Proj.) Series
D:

6% 9/1/08 (MBIA Insured)          Aaa        2,515                                2,769
(Pre-Refunded to 9/1/2002 @
102) (f)

6.25% 9/1/12 (MBIA Insured)       Aaa        3,855                                4,276
(Pre-Refunded to 9/1/2002 @
102) (f)

6.375% 9/1/19 (MBIA Insured)      Aaa        16,300                               18,146
(Pre-Refunded to 9/1/2002 @
102) (f)

6.375% 9/1/24 (MBIA Insured)      Aaa        6,000                                6,680
(Pre-Refunded to 9/1/2002 @
102) (f)

Rfdg. (Multiple Purp. Proj.)      Aaa        100                                  117
Series C, 9% 9/1/02 (AMBAC
Insured)

Upland Rfdg. Ctfs. of Prtn.
(San Antonio Cmnty. Hosp.):

5.25% 1/1/08                      A          3,700                                3,824

5.25% 1/1/13                      A          8,500                                8,552

West Covina Ctfs. of Prtn.
(Queen of The Valley Hosp.):

5.9% 8/15/02 (Escrowed to         A2         875                                  943
Maturity) (f)

6% 8/15/03 (Escrowed to           A2         925                                  1,016
Maturity) (f)

6.125% 8/15/04 (Escrowed to       A2         980                                  1,096
Maturity) (f)

                                                                                  1,294,309

PUERTO RICO - 2.8%

Puerto Rico Commonwealth Gen.
Oblig.:

(Pub. Impt.):

Series B, 5.5% 7/1/02 (AMBAC      Aaa        7,860                                8,329
Insured)

5% 7/1/00                         Baa1       7,015                                7,171

5% 7/1/01                         Baa1       4,000                                4,129

5% 7/1/02                         Baa1       3,305                                3,434

Rfdg. 5.5% 7/1/11                 Baa1       5,675                                6,223

Puerto Rico Muni. Fin. Agcy.:

Rfdg. Series B, 5.5% 7/1/02       Aaa        5,105                                5,401
(FSA Insured)

Series A, 5.5% 7/1/02 (FSA        Aaa        2,845                                3,010
Insured)

                                                                                  37,697

TOTAL MUNICIPAL BONDS                                                             1,332,006
(Cost $1,247,641)



MUNICIPAL NOTES - 2.4%

                                              PRINCIPAL AMOUNT (000S)             VALUE (NOTE 1) (000S)

CALIFORNIA - 2.4%

California Econ. Dev. Fin.
Auth. Ind. Dev. Rev.:

(California ISO Corp. Proj.)                  $ 1,100                             $ 1,100
Series 1998 B, 3%, LOC Bank
of America Nat'l. Trust &
Savings Assoc., VRDN (d)

(Mercury Air Group Proj.)                       3,000                               3,000
2.65%, LOC BankBoston NA,
VRDN (d)(e)

California Poll. Cont. Fing.
Auth. Rev.:

(Pacific Gas & Elec. Co.):

Series 1996 F, 3.1%, LOC                         3,500                              3,500
Banque Nationale de Paris,
VRDN (d)

Series 1996 G, 3.1%, VRDN (d)                    5,300                              5,300

Series 1997 B, 3.15%, LOC                        11,900                             11,900
Deutsche Bank AG, VRDN (d)(e)

(Southern California Edison):

Series B, 3.55%, VRDN (d)                        1,000                              1,000

Series C, 3.55%, VRDN (d)                        400                                400

Solid Waste Disp. Rev. (Shell
Martinez Refining Co. Proj.):

Series 1994 B, 3.1%, VRDN                        1,600                              1,600
(d)(e)

Series 1996 A, 3%, VRDN (d)(e)                   1,200                              1,200

Series 1996 B, 3.1%, VRDN                        1,600                              1,600
(d)(e)

Orange County Irvine Coast                       2,800                              2,800
Assessment District #88-1
3.1%, LOC Societe Generale,
France, LOC Kredietbank NV,
VRDN (d)

TOTAL MUNICIPAL NOTES                                                               33,400
(Cost $33,400)

TOTAL INVESTMENT IN                                                               $ 1,365,406
SECURITIES - 100%
(Cost $1,281,041)


SECURITY TYPE ABBREVIATION
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        79.9%  AAA, AA, A    86.3%

Baa               7.8%   BBB           6.1%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         22.4%

Escrowed/Pre-Refunded       13.6

Electric Utilities          12.6

Transportation              11.4

Special Tax                 10.0

Water & Sewer               8.2

Health Care                 7.3

Lease Revenue               6.4

Education                   5.7

Others (individually less     2.4
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $1,281,042,000. Net unrealized appreciation aggregated $84,364,000, of which $85,110,000 related to appreciated investment securities and $746,000 related to depreciated investment securities.

The fund hereby designates approximately $11,818,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At February 28, 1999 the fund was required to defer approximately
$5,014,000 of losses on futures contracts.

During the fiscal year ended February 28, 1999, 100% of the fund's income dividends was free from federal income tax and 8.68% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                            FEBRUARY
                                             28, 1999

ASSETS

Investment in securities, at              $ 1,365,406
value (cost $1,281,041) -
See accompanying schedule

Cash                                       63

Receivable for investments                 518
sold

Receivable for fund shares                 3,384
sold

Interest receivable                        17,961

Other receivables                          51

 TOTAL ASSETS                              1,387,383

LIABILITIES

Payable for investments         $ 10,612
purchased Regular delivery

 Delayed delivery                14,980

Payable for fund shares          1,154
redeemed

Distributions payable            1,258

Accrued management fee           431

Other payables and accrued       198
expenses

 TOTAL LIABILITIES                         28,633

NET ASSETS                                $ 1,358,750

Net Assets consist of:

Paid in capital                           $ 1,274,766

Accumulated undistributed net              (381)
realized gain (loss) on
investments

Net unrealized appreciation                84,365
(depreciation) on investments

NET ASSETS, for 109,502                   $ 1,358,750
shares outstanding

NET ASSET VALUE, offering                  $12.41
price and redemption price
per share ($1,358,750
(divided by) 109,502 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR
                         ENDED FEBRUARY 28, 1999

INTEREST INCOME                         $ 65,462

EXPENSES

Management fee                 $ 4,914

Transfer agent fees             1,117

Accounting fees and expenses    360

Non-interested trustees'        4
compensation

Custodian fees and expenses     70

Registration fees               196

Audit                           32

Legal                           8

Interest                        1

Miscellaneous                   13

 Total expenses before          6,715
reductions

 Expense reductions             (29)     6,686

NET INTEREST INCOME                      58,776

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          15,200

 Futures contracts              (47)     15,153

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          899

 Futures contracts              (13)     886

NET GAIN (LOSS)                          16,039

NET INCREASE (DECREASE) IN              $ 74,815
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian           $ 14
credits

 Transfer agent credits                  15

                                        $ 29


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 28, 1999  YEAR ENDED FEBRUARY 28, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 58,776                      $ 42,098

 Net realized gain (loss)         15,153                        17,182

 Change in net unrealized         886                           23,703
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       74,815                        82,983
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (58,776)                      (42,098)
From net interest income

 From net realized gain           (10,872)                      -

 TOTAL DISTRIBUTIONS              (69,648)                      (42,098)

 Share transactions - Net         115,182                       711,618
increase (decrease) (Note 7)

  TOTAL INCREASE (DECREASE)       120,349                       752,503
IN NET ASSETS

NET ASSETS

 Beginning of period              1,238,401                     485,898

 End of period                   $ 1,358,750                   $ 1,238,401



FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999      1998      1997      1996 E    1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 12.360  $ 11.810  $ 11.720  $ 11.120  $ 12.100
of period

Income from Investment            .569      .589      .599      .625      .685
Operations Net interest
income

Net realized and unrealized       .154      .550      .096      .597      (.830)
gain (loss)

Total from investment             .723      1.139     .695      1.222     (.145)
operations

Less Distributions

From net interest income          (.569)    (.589)    (.602)    (.622)    (.685)

From net realized gain            (.104)    -         (.003)    -         (.150)

Total distributions               (.673)    (.589)    (.605)    (.622)    (.835)

Net asset value, end of period   $ 12.410  $ 12.360  $ 11.810  $ 11.720  $ 11.120

TOTAL RETURN A                    6.00%     9.89%     6.16%     11.25%    (.91)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,359   $ 1,238   $ 486     $ 498     $ 477
(in millions)

Ratio of expenses to average      .52%      .54% B    .57%      .58%      .56%
net assets

Ratio of expenses to average      .52%      .53% C    .57%      .58%      .56%
net assets after expense
reductions

Ratio of net interest income      4.59%     4.85%     5.19%     5.44%     6.16%
to average net assets

Portfolio turnover rate           34%       37% D     17%       37%       29%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

D THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

E FOR THE YEAR ENDED FEBRUARY 29.

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

SPARTAN CA MUNICIPAL MONEY     2.84%        16.93%        38.03%
MARKET

California Tax-Free   Money    2.65%        15.37%        n/a
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 54 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

SPARTAN CA MUNICIPAL MONEY     2.84%        3.18%         3.54%
MARKET

California Tax-Free   Money    2.65%        2.90%         n/a
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                                3/1/99  11/30/98  8/31/98  6/1/98  3/2/98

Spartan California  Municipal   2.42%   2.68%     2.61%    3.30%   2.95%
Money Market



California Tax-Free Money       2.17%   2.45%     2.42%    3.07%   2.73%
Market Funds Average



Spartan California  Municipal   4.08%   4.56%     4.49%    5.68%   5.08%
Money Market -  Tax-equivalent



Portion of fund's income        20.62%  11.92%    1.21%    0.00%   0.00%
subject to state taxes



Spartan California
 Municipal Money
 Market

California Tax-Free
 Money Market
 Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.42
Row: 1, Col: 2, Value: 2.17
Row: 2, Col: 1, Value: 2.68
Row: 2, Col: 2, Value: 2.45
Row: 3, Col: 1, Value: 2.61
Row: 3, Col: 2, Value: 2.42
Row: 4, Col: 1, Value: 3.3
Row: 4, Col: 2, Value: 3.07
Row: 5, Col: 1, Value: 2.95
Row: 5, Col: 2, Value: 2.73

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 41.95% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight comparison
between the two may be
misleading because it ignores
the way taxes reduce taxable
returns. Tax-equivalent yield -
the yield you'd have to earn on
a similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
California Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year, expanding at an annual rate of 6.1% in the fourth quarter. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - it rebounded recently and its weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's average maturity at the beginning of the 12-month period stood at 44 days, and peaked at 50 days in mid-July. I extended the fund's maturity through the summer months by buying fixed-rate, one-year notes. There were two main reasons behind these purchases. First, most California issuers bring their one-year municipal securities to market in late June and early July; the additional supply typically drives yields on these securities higher. In addition, it made sense to lock in attractive one-year yields since it became clear the Fed was going to make a move to cut short-term interest rates. Since reaching its July peak, the average maturity has since rolled back down to 44 days at the end of the period. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt California securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.41%, compared to 2.91% 12 months ago. The latest yield was the equivalent of a 4.07% taxable yield for California investors in the 41.95% combined state and federal tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through February 28, 1999, the fund's 12-month total return was 2.84%, compared to 2.65% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK GOING FORWARD?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance, and has kept rates unchanged at its subsequent meetings. Going forward, the Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's average maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high level of current
income, exempt from federal
income tax and California
state personal income tax,
as is consistent with the
preservation of capital

FUND NUMBER: 457

TRADING SYMBOL: FSPXX

START DATE: November 27,
1989

SIZE: as of February 28,
1999, more than $1.2
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S  INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                                8/31/98                   2/28/98

  0 - 30                       73                               72                        65

 31 - 90                       4                                17                        15

 91 - 180                      15                               2                         14

181 - 397                      8                                9                         6

WEIGHTED AVERAGE MATURITY

                               2/28/99                          8/31/98                   2/28/98

Spartan California Municipal   44 Days                          41 Days                   44 Days
Money Market Fund

California Tax Free Money      40 Days                          43 Days                   40 Days
Market  Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 46%
Commercial paper
(including CP mode) 11%
Tender bonds 1%
Municipal notes 20%
Municipal Money
Market Funds 21%
Other 1%

Row: 1, Col: 1, Value: 46.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 1.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 21.0
Row: 1, Col: 6, Value: 1.0

AS OF AUGUST 31, 1998

Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.0

Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 20%
Tender bonds 3%
Municipal notes 13%
Municipal Money
Market Funds 0%
Other 1%

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 76.9%

Alameda County Ind. Dev.
Auth. Rev.:

(Edward L. Shimmon, Inc.        $ 2,900                               $ 2,900
Proj.) Series 1996 A, 2.8%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

(Meskimen Family Trust Proj.)    5,200                                 5,200
Series 1998 A, 2.8%, VRDN
(a)(d)

Series 1998 A, 2.6%, LOC         4,000                                 4,000
Wells Fargo Bank NA,  San
Francisco, VRDN (a)(d)

Alameda County Multi-family      3,600                                 3,600
Hsg. Rev. (Berkeley Proj.)
Series 1998 A, 2.8%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Barstow Multi-family Hsg.        4,650                                 4,650
Rev. (Rimrock Village Apt.
Proj.) Series 1996, 2.65%,
LOC Fed. Home Ln. Bank
Indianapolis, VRDN (a)(d)

Butte County Office of Ed.       8,300                                 8,342
TRAN 4% 10/15/99

California Econ. Dev. Fin.
Auth. Ind. Dev. Rev.:

(Calco, LLC Proj.) Series        1,100                                 1,100
1997, 3.05%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

(Joseph Schmidt Proj.) Series    2,000                                 2,000
A, 2.8%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

(Kuhnash Properties III,         1,500                                 1,500
LLC/Arkay Plastics, LLC
Proj.) Series 1997, 2.85%,
LOC PNC Bank NA, VRDN (a)(d)

California Edl. Facilities
Auth. Rev.:

Participating VRDN Series        6,885                                 6,885
FR/RI 37, 3% (AMBAC
Guaranteed) (Liquidity
Facility Bank of New York
NA) (a)(d)(e)

(Foundation for Edl.             2,500                                 2,500
Achievement) Series 1996 A,
2.6%, LOC Banque Nationale
de Paris, VRDN (a)

California Gen. Oblig.:

Participating VRDN:

Series 1996 L, 2.75%             16,775                                16,775
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series PA 237, 2.75%             6,925                                 6,925
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series SG 84, 2.75%              2,735                                 2,735
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 85, 2.75%              10,500                                10,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGA 58, 2.85%             1,300                                 1,300
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 15, 2.87%             5,875                                 5,875
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.: -
continued

Dept. of Veterans Affairs:

Bonds Series BJ, 4.125%,        $ 6,800                               $ 6,800
tender 6/1/99 (d)

Participating VRDN:

Series FR/RI A17, 3%             18,560                                18,560
(Liquidity Facility Nat'l.
Westminster Bank PLC)
(a)(d)(e)

Series PA 315, 2.77%             3,270                                 3,270
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

RAN 4% 6/30/99                   52,000                                52,159

Rfdg.:

3.5% 10/1/99                     12,130                                12,168

Participating VRDN:

Series 55, 2.84% (Liquidity      13,200                                13,200
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series MS 98-8, 2.84%            13,275                                13,275
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SGB 7, 2.87%              2,100                                 2,100
(Liquidity Facility Societe
Generale, France) (a)(e)

2.9% 3/5/99, CP                  19,300                                19,300

2.9% 3/8/99, CP                  12,500                                12,500

6% 11/1/99                       1,000                                 1,018

California Health Facilities
Fing. Auth. Rev.:

Participating VRDN Series PA     2,400                                 2,400
438, 2.75% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

(Catholic Healthcare West)       1,440                                 1,446
4.5% 7/1/99

(Southern California             3,200                                 3,200
Presbeterian Proj.) Series
1998, 2.7% (MBIA Insured),
VRDN (a)

California Hsg. Fin. Agcy.
Rev.:

Bonds Series 1998 E, 3.55%,      2,170                                 2,170
tender 3/12/99 (d)

Participating VRDN:

Series 1994-1, 3.07%             6,524                                 6,524
(Liquidity Facility State
Street  Bank & Trust Co.)
(a)(d)(e)

Series 1996 C1, 3.02%            1,925                                 1,925
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series 1996 C2, 3.02%            4,075                                 4,075
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series 96C0505, 2.87%            2,665                                 2,665
(Liquidity Facility
Citibank,  New York NA)
(a)(d)(e)

Series PA 112, 2.77%             1,980                                 1,980
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.: - continued

Participating VRDN:

Series PA 90, 2.77%             $ 2,030                               $ 2,030
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 14, 2.72%              3,060                                 3,060
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 40A, 2.77%             1,300                                 1,300
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 40B, 2.77%             13,305                                13,305
(Liquidity Facility
Bayerische Hypotheken-und
Wechselbank AG) (a)(d)(e)

Series PT 40D, 2.77%             8,300                                 8,300
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 56, 2.77%              480                                   480
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 68, 2.77%              3,420                                 3,420
(Liquidity Facility Cr.
Suisse First Boston, Inc.)
(a)(d)(e)

California Poll. Cont. Fing.
Auth. Rev.:

Bonds (Pacific Gas & Elec.       3,200                                 3,200
Co.) Series 1996 E, 2.5%
3/10/99, LOC Morgan Guaranty
Trust Co., NY, CP mode

(Pacific Gas & Elec. Co.)        5,000                                 5,000
Series 1997 B, 3.15%, LOC
Deutsche Bank AG, VRDN (a)(d)

Resource Recovery (Atlantic      13,800                                13,800
Richfield Co.) Series 1994
A, 3.2%, VRDN (a)(d)

California School Cash           42,500                                42,617
Reserve Prog. Auth. TRAN
Series A, 4.5% 7/2/99 (AMBAC
Insured)

California Statewide Cmnty.
Dev. Auth. Rev.:

(American River Packaging)       1,725                                 1,725
2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Bro-Co. Gen. Partnership        3,400                                 3,400
Proj.) Series 1990, 2.65%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Carvin Corp. Proj.) 2.65%,      2,230                                 2,230
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Covenant Retirement Cmnty.,     7,600                                 7,600
Inc.) Series 1995, 2.75%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)

(Covenant Retirement Cmnty.,     7,700                                 7,700
Inc) 2.75%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(a)

(Duke, Inc. Proj.) Series        1,320                                 1,320
1996 E, 2.7%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Fibrebond West, Inc. Proj.)     2,275                                 2,275
Series 1996 N, 2.65%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Grundfos Pumps Corp. Proj.)     6,000                                 6,000
Series 1989, 2.65%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmnty.
Dev. Auth. Rev.: - continued

(JDI Partners Proj.) 2.65%,     $ 1,300                               $ 1,300
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Lynwood Enterprises LLC         2,000                                 2,000
Proj.) Series 1997 D, 2.7%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Northwest Pipe & Casing Co.     3,000                                 3,000
Proj.) Series 1990, 2.65%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Pasco Scientific Proj.)         2,295                                 2,295
2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Peets Cofffee & Tea, Inc.)      1,920                                 1,920
Series 1995, 2.65%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Propak-Ca. Corp. Proj.)         2,020                                 2,020
Series 1994 B, 2.65%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Rapelli of California, Inc.     2,500                                 2,500
Proj.) 2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Rix Ind. Proj.) Series 1996     1,800                                 1,800
I, 2.7%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

(Setton Properties, Inc.         760                                   760
Proj.) Series 1995 E, 2.7%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Sunclipse, Inc., Alhambra       3,200                                 3,200
Proj.) Series 1989, 2.65%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

(Sunclipse, Inc., Union City     2,135                                 2,135
Proj.) Series 1989, 2.65%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

Ctfs. of Prtn. (Northern         1,570                                 1,570
California Retired Officers
Cmnty.) 3.05%, LOC Dresdner
Bank AG, VRDN (a)

Chula Vista Ind. Dev. Rev.
Bonds (San Diego Gas & Elec.
Co.):

Series C:

2.75% 4/8/99, CP mode (d)        5,000                                 5,000

2.75% 4/8/99, CP mode (d)        6,000                                 6,000

Series D, 2.45% 3/1/99, CP       6,500                                 6,500
mode (d)

Series E, 2.45% 3/4/99, CP       2,500                                 2,500
mode (d)

Clovis Unified School            6,000                                 6,005
District TRAN 4% 6/30/99

Desert Sands Unified School      2,600                                 2,609
District TRAN 4% 7/9/99

Fairfield Ind. Dev. Auth.:

(Meyer Cookward Ind. Proj.)      4,400                                 4,400
2.8%, LOC Banque Nationale
de Paris, VRDN (a)(d)

2.75%, LOC Wells Fargo Bank      1,800                                 1,800
NA, San Francisco, VRDN
(a)(d)

Garden Grove Hsg. Auth.          6,200                                 6,200
Multi-family Rev. (Valley
View Senior Villas Proj.)
Series 1990 A, 2.75%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Huntington Beach Gen. Oblig.    $ 9,800                               $ 9,847
TRAN 4% 9/30/99

Huntington Beach Multi-family    4,400                                 4,400
Hsg. Rev. Bond (Five Point
Seniors Proj.) Series 1991
A, 2.85%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

Huntington Park Multi-family     4,200                                 4,200
Hsg. Rev. (Casa Rita Apts.)
Series 1994 A, 2.65%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Lassen Muni. Util. District      5,755                                 5,755
Rev. Rfdg. Series 1996 A, 3%
(FSA Insured) (BPA Cr. Local
de France), VRDN (a)(d)

LaVerne Ind. Dev. Auth.          5,195                                 5,195
(Paper-Pak Products, Inc.
Proj.) 3.1%, LOC Nationsbank
of Texas, LOC NationsBank
NA, VRDN (a)(d)

Long Beach Hbr. Rev.:

Participating VRDN Series SG     5,880                                 5,880
73, 2.77% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Series A:

2.25% 3/9/99, CP (d)             1,000                                 1,000

2.5% 4/7/99, CP (d)              4,900                                 4,900

Los Angeles County Cap. Asset
Leasing Corp.:

TRAN Series 1998-1999 A, 4.5%    18,025                                18,098
6/30/99

2.75% 3/24/99, LOC               6,000                                 6,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank  Girozentrale, CP

Los Angeles County Metro.
Trans. Auth. Rev.:

Participating VRDN:

Series SG 2, 2.87% (Liquidity    12,700                                12,700
Facility Societe Generale,
France) (a)(e)

Series SG 3, 2.87% (Liquidity    10,570                                10,570
Facility Societe Generale,
France) (a)(e)

Series SG 46, 2.75%              3,600                                 3,600
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 54, 2.75%              1,500                                 1,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series A:

2.7% 3/9/99, LOC Bayerische      3,850                                 3,850
Hypo-und Vereinsbank AG, LOC
Canadian Imperial Bank of
Commerce, CP

2.7% 5/13/99, LOC Bayerische     10,000                                10,000
Hypo-und Vereinsbank AG, LOC
Canadian Imperial Bank of
Commerce, CP

Los Angeles Gen. Oblig. TRAN     11,800                                11,826
Series 1998, 4.25% 6/30/99

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FR/RI 7, 3% (BPA Bank     19,800                                19,800
of New York NA) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles Hbr. Dept. Rev.
Participating VRDN: -
continued

Series SG 59, 2.77%             $ 8,950                               $ 8,950
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Ontario Int'l.       2,600                                 2,600
Arpt. Rev. Participating
VRDN Series SG 61, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Unified School
District Participating VRDN:

Series 60, 2.84% (Liquidity      3,975                                 3,975
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series FR/RI A26, 2.95%          24,300                                24,300
(Liquidity Facility Bank of
New York NA) (a)(e)

Los Angeles Wastewtr. Sys.
Rev.:

Participating VRDN Series SGA    15,970                                15,970
26, 2.83% (Liquidity
Facility Societe Generale,
France) (a)(e)

2.55% 4/1/99, LOC Union Bank     2,600                                 2,600
of Switzerland, LOC Morgan
Guaranty Trust Co., NY, CP

2.85% 4/8/99, LOC Union Bank     2,500                                 2,500
of Switzerland, LOC Morgan
Guaranty Trust Co., NY, CP

3.1% 4/9/99, LOC Union Bank      4,300                                 4,300
of Switzerland, LOC Morgan
Guaranty Trust Co., NY, CP

Metro. Wtr. District of
Southern California:

Participating VRDN Series        10,560                                10,560
98-19, 2.84% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series A, 2.55% 6/16/99, CP      1,800                                 1,800

Series B:

2.55% 6/16/99, CP                15,600                                15,600

2.9% 3/10/99, CP                 2,000                                 2,000

Monterey Ind. Dev. Auth.         3,350                                 3,350
(Slautterback Corp. Proj.)
Series 1996 A, 2.65%, LOC
Bayerische Hypo-und
Vereinsbank AG, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

Newark Ind. Dev. Auth. (Gas      3,000                                 3,000
Tech Proj.) Series 1989 A,
2.6%, LOC Union Bank of
Switzerland, VRDN (a)(d)

Northern California Pub. Pwr.    4,600                                 4,600
Auth. Participating VRDN
Series FR/RI 16, 2.95%, LOC
Bank of New York NA,
(Liquidity Facility Bank of
New York NA) (a)(e)

Oceanside Multi-family Rev.      6,000                                 6,000
(Lakeridge Apt. Proj.)
Series 1994, 3.2%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Orange Ind. Dev. Rev. (Cont.     1,000                                 1,000
Air Conditioning Corp./Ellis
Enterprises) Series 1997,
2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Pleasant Hill Redev. Agcy.      $ 1,460                               $ 1,460
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 2.85%, LOC
Commerzbank AG, VRDN (a)(d)

Riverside County Gen. Oblig.     11,500                                11,585
TRAN 4.5% 9/30/99

Riverside County Ind. Dev.       1,320                                 1,320
Auth. Ind. Dev. Rev.
(Merrick Engineering, Inc.)
3.05%, LOC Wells Fargo Bank
NA, San Francisco, VRDN
(a)(d)

Riverside County Teeter          4,000                                 4,000
Oblig. Series B, 2.25%
3/8/99, LOC Westdeutsche
Landesbank Girozentrale, CP

Sacramento County Arpt. Sys.
Rev. Participating VRDN:

Series SG 8, 2.87% (Liquidity    8,685                                 8,685
Facility Societe Generale,
France) (a)(e)

Series SGA 33, 2.83%             5,810                                 5,810
(Liquidity Facility Societe
Generale, France) (a)(e)

Sacramento County Hsg. Auth.     8,000                                 8,000
Multi-family Hsg. Rev.
(Chesapeake Commons) Series
1997 A, 2.65%, LOC Bank One,
Arizona NA, VRDN (a)(d)

Sacramento County Office of      8,800                                 8,846
Ed. TRAN 3.5% 1/21/00

Sacramento Muni. Util.           3,600                                 3,600
District Elec. Rev. Series
I, 2.65% 3/12/99, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Sacramento Unified School        10,400                                10,420
District TRAN 3.25% 10/27/99

San Bernardino County Ind.
Dev. Auth.:

(McClain Citrus, Inc. Proj.)     2,900                                 2,900
2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(NRI, Inc. Proj.) 2.65%, LOC     1,505                                 1,505
California Teachers
Retirement Sys., VRDN (a)(d)

(W & H Voortman, Inc. Proj.)     2,360                                 2,360
2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

San Bernardino County Gen.       11,800                                11,890
Oblig. TRAN 4.5% 9/30/99

San Diego Ind. Dev. Rev.         6,000                                 6,000
Participating VRDN Series
1992 A, 2.95% (Liquidity
Facility Bank of New York
NA) (a)(e)

San Diego Multi-Family Hsg.      5,000                                 5,000
Rev. Rfdg. (Coral Pointe
Apt. Proj.) Series 1993 A,
3.2% (Continental Casualty
Co. Guaranteed), VRDN (a)

San Francisco Bay Area
Transit Fing. Auth. Series A:

2.85% 4/5/99, LOC Union Bank     4,700                                 4,700
of Switzerland, CP

2.85% 4/12/99, LOC Union Bank    3,550                                 3,550
of Switzerland, CP

San Francisco City & County:

Participating VRDN:

Series 1996 AA2, 2.97%           1,740                                 1,740
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County:
- continued

Participating VRDN:

Series 1984, 2.89% (Liquidity   $ 4,745                               $ 4,745
Facility Morgan Stanley,
Dean Witter & Co.) (a)(d)(e)

Series 1996 AA3, 2.97%           4,210                                 4,210
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 1996 AA4, 2.97%           4,450                                 4,450
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 98-31, 3.02%              16,890                                16,890
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Arpt. Commission Int'l. Arpt.    1,015                                 1,015
Rev. Series 1997 B,  2.9%
4/12/99, CP

San Francisco City & County      11,300                                11,383
Unified School District TRAN
Series 1998, 4.5% 9/22/99

San Leandro Multi-family Hsg.    5,000                                 5,000
Rev. (Carlton Plaza) 2.85%,
LOC Commerzbank AG, VRDN
(a)(d)

Santa Barbara County Gen.        1,000                                 1,009
Oblig. TRAN Series
1998-1999, 4.5% 10/1/99

Santa Clara County Gen.          5,200                                 5,241
Oblig. TRAN 4.5% 10/1/99

Santa Clara Unified School       1,000                                 1,006
District TRAN Series 1998,
4.25% 10/1/99

Santa Rosa Multi-Family Hsg.     5,850                                 5,850
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners) Series
1997 A, 2.85%, LOC US Bank
NA, VRDN (a)(d)

South Coast California Local     27,500                                27,582
Ed. Agcy. TRAN 4.5% 6/30/99
(MBIA Insured)

Univ. of California Gen.         20,000                                20,000
Oblig. Rfdg. Participating
VRDN Series 1997 G, 2.95%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Vista City Ind. Dev. Auth.       5,770                                 5,770
Ind. Dev. Rev. (Desalination
Sys., Inc.) Series 1995,
2.75%, LOC Wells Fargo Bank
NA, San Francisco, VRDN
(a)(d)

                                                                       931,546

GUAM - 0.8%

Guam Pwr. Auth. 3% 3/9/99        9,800                                 9,800
(AMBAC Insured), CP

PUERTO RICO - 1.8%

Puerto Rico Commonwealth Gen.    5,065                                 5,065
Oblig. Participating VRDN
2.84% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Hwy.   $ 3,700                               $ 3,700
& Trans. Auth. Participating
VRDN Series ROC 11, 2.87%
(Liquidity Facility
Commerzbank AG) (a)(e)

Puerto Rico Commonwealth
Infrastructure Fing. Auth.
Participating VRDN:

Series 1998-99, 2.84%            4,935                                 4,935
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series 79, 2.84% (Liquidity      2,725                                 2,725
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Puerto Rico Elec. Pwr. Auth.     5,000                                 5,000
Participating VRDN Series
2-99-3, 2.87% (Liquidity
Facility Commerzbank AG)
(a)(e)

                                                                       21,425

                                SHARES (000S)

OTHER - 20.5%

Municipal Central Cash Fund      248,885                               248,885
(b)(c)

TOTAL INVESTMENT IN                                                  $ 1,211,656
SECURITIES - 100%

Total Cost for Income Tax Purposes                                  $  1,211,656


SECURITY TYPE ABBREVIATIONS
CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At February 28, 1999, the fund had a capital loss carryforward of approximately $602,000 of which $562,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

During the fiscal year ended February 28, 1999, 100% of the fund's income dividends was free from federal income tax, and 34.67% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS(EXCEPT
PER-SHARE AMOUNT)                          FEBRUARY
                                           28, 1999

ASSETS

Investment in securities, at            $ 1,211,656
value -  See accompanying
schedule

Cash                                     75

Receivable for investments               6,076
sold

Receivable for fund shares               4,915
sold

Interest receivable                      10,486

 TOTAL ASSETS                            1,233,208

LIABILITIES

Payable for fund shares        $ 3,197
redeemed

Distributions payable           107

Accrued management fee          474

Other payables and accrued      10
expenses

 TOTAL LIABILITIES                       3,788

NET ASSETS                              $ 1,229,420

Net Assets consist of:

Paid in capital                         $ 1,230,022

Accumulated net realized gain            (602)
(loss) on investments

NET ASSETS, for 1,230,018               $ 1,229,420
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,229,420
(divided by) 1,230,018
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR
                         ENDED FEBRUARY 28, 1999

INTEREST INCOME                         $ 42,885

EXPENSES

Management fee                 $ 6,490

Non-interested trustees'        5
compensation

 Total expenses before          6,495
reductions

 Expense reductions             (134)    6,361

NET INTEREST INCOME                      36,524

NET REALIZED GAIN (LOSS) ON              23
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 36,547
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian           $ 7
credits

 Transfer agent credits                  127

                                        $ 134


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 28, 1999  YEAR ENDED FEBRUARY 28, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 36,524                      $ 42,978

 Net realized gain (loss)         23                            (33)

 NET INCREASE (DECREASE) IN       36,547                        42,945
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (36,524)                      (42,978)
from net interest income

Share transactions at net         1,272,706                     1,481,851
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  35,094                        42,120
distributions from net
interest income

 Cost of shares redeemed          (1,431,158)                   (1,515,041)

 NET INCREASE (DECREASE) IN       (123,358)                     8,930
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (123,335)                     8,897
IN NET ASSETS

NET ASSETS

 Beginning of period              1,352,755                     1,343,858

 End of period                   $ 1,229,420                   $ 1,352,755



FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999     1998     1997     1996 E   1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment            .028     .032     .031     .035     .030
Operations Net interest
income

Less Distributions

From net interest income          (.028)   (.032)   (.031)   (.035)   (.030)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 2.84%    3.26%    3.18%    3.60%    3.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,229  $ 1,353  $ 1,344  $ 1,307  $ 1,163
(in millions)

Ratio of expenses to average      .50%     .45% C   .35% C   .31% C   .28% C
net assets

Ratio of expenses to average      .49% D   .45%     .34% D   .31%     .28%
net assets after expense
reductions

Ratio of net interest income      2.81%    3.21%    3.14%    3.55%    2.96%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

E FOR THE YEAR ENDED FEBRUARY 29.

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY CA MUNICIPAL MONEY    2.71%        15.35%        38.86%
MARKET

California Tax-Free   Money    2.65%        15.37%        38.77%
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 54 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY CA MUNICIPAL MONEY    2.71%        2.90%         3.34%
MARKET

California Tax-Free   Money    2.65%        2.90%         3.33%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              3/1/99  11/30/98  8/31/98  6/1/98  3/2/98



California Municipal  Money   2.30%   2.56%     2.52%    3.18%   2.82%
Market



California Tax-Free   Money   2.17%   2.45%     2.42%    3.07%   2.73%
Market Funds Average



California Municipal   Money  3.88%   4.35%     4.33%    5.48%   4.86%
Market Tax-equivalent



Portion of fund's income      20.53%  13.54%    1.62%    0.00%   0.10%
subject to state taxes




California Municipal
 Money Market

California Tax-Free
 Money Market
 Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 2.17
Row: 2, Col: 1, Value: 2.56
Row: 2, Col: 2, Value: 2.45
Row: 3, Col: 1, Value: 2.52
Row: 3, Col: 2, Value: 2.42
Row: 4, Col: 1, Value: 3.18
Row: 4, Col: 2, Value: 3.07
Row: 5, Col: 1, Value: 2.82
Row: 5, Col: 2, Value: 2.73

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 41.95% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
market fund will maintain a
$1 share price.

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
California Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year, expanding at an annual rate of 6.1% in the fourth quarter. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - it rebounded recently and its weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's average maturity at the beginning of the 12-month period stood at 46 days, and peaked at 50 days in mid-July. I extended the fund's maturity through the summer months by buying fixed-rate, one-year notes. There were two main reasons behind these purchases. First, most California issuers bring their one-year municipal securities to market in late June and early July; the additional supply typically drives yields on these securities higher. In addition, it made sense to lock in attractive one-year yields since it became clear the Fed was going to make a move to cut short-term interest rates. Since reaching its July peak, the average maturity has since rolled down to 41 days at the end of the period. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the California market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in lower-yielding tax-exempt California securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.28%, compared to 2.77% 12 months ago. The latest yield was the equivalent of a 3.85% taxable yield for California investors in the 41.95% combined state and federal tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through February 28, 1999, the fund's 12-month total return was 2.71%, compared to 2.65% for the California tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK GOING FORWARD?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's average maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high level of current
income, exempt from federal
income tax and California
state personal income tax as is
consistent with the
preservation of capital

FUND NUMBER: 097

TRADING SYMBOL: FCFXX

START DATE: July 7, 1984

SIZE: as of February 28,
1999, more than $1.3
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98  % OF FUND'S INVESTMENTS 2/28/98

  0 - 30                  74                               73                               60

 31 - 90                  5                                17                               20

 91 - 180                 13                               2                                14

181 - 397                 8                                8                                6

WEIGHTED AVERAGE MATURITY

                         2/28/99                          8/31/98                          2/28/98

Fidelity California
Municipal                41 DAYS                          39 Days                          46 Days
Money Market Fund

California Tax
Free Money               40 DAYS                          43 Days                          40 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 47%
Commercial paper
(including CP mode) 13%
Tender bonds 1%
Municipal notes 18%
Municipal Money
Market Funds 20%
Other 1%

Row: 1, Col: 1, Value: 46.4
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 6, Value: 1.3


AS OF AUGUST 31, 1998

Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 21%
Tender bonds 3%
Municipal notes 12%
Municipal Money
Market Funds 0%
Other 1%

Row: 1, Col: 1, Value: 62.7
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.3

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - 75.8%

Alameda County Ind. Dev.
Auth. Rev.:

(Edward L. Shimmon, Inc.         $ 2,100                               $ 2,100
Proj.) Series 1996 A, 2.8%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

(Longview Fibre Co.) Series       1,750                                 1,750
1988, 3%, LOC ABN-AMRO Bank
NV, VRDN (a)

(Meskimen Family Trust Proj.)     2,000                                 2,000
Series 1998 A, 2.8%, VRDN
(a)(d)

Alameda County Multi-family       2,400                                 2,400
Hsg. Rev. (Berkeley Proj.)
Series 1998 A, 2.8%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Butte County Office of Ed.        7,450                                 7,488
TRAN 4% 10/15/99

California Econ. Dev. Fin.
Auth. Ind. Dev. Rev.:

(California ISO Corp. Proj.)      3,400                                 3,400
Series 1998 B, 3%, LOC Bank
of America Nat'l. Trust &
Savings Assoc., VRDN (a)

(Joseph Schmidt Proj.) Series     1,500                                 1,500
A, 2.8%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

(Kuhnash Properties III,          1,000                                 1,000
LLC/Arkay Plastics, LLC
Proj.) Series 1997, 2.85%,
LOC PNC Bank NA, VRDN (a)(d)

(Mercury Air Group Proj.)         4,900                                 4,900
2.65%, LOC BankBoston NA,
VRDN (a)(d)

California Edl. Facilities        5,200                                 5,200
Auth. Rev. Participating
VRDN  Series FR/RI 37, 3%
(AMBAC Guaranteed)
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

California Gen. Oblig.:

Participating VRDN:

Series 1996 L, 2.75%              7,485                                 7,485
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series PA 238, 2.75%              6,525                                 6,525
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series SG 84, 2.75%               9,500                                 9,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 15, 2.87%              5,000                                 5,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Dept. of Veterans Affairs:

Bonds Series BJ, 4.125%,          6,200                                 6,200
tender 6/1/99 (d)

Participating VRDN:

Series FR/RI A17, 3%              14,350                                14,350
(Liquidity Facility Nat'l.
Westminster Bank PLC)
(a)(d)(e)

Series PA 315, 2.77%              2,100                                 2,100
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

RAN 4% 6/30/99                    50,700                                50,860

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Gen. Oblig.: -
continued

Rfdg.:

3.5% 10/1/99                     $ 11,200                              $ 11,235

Participating VRDN:

Series 55, 2.84% (Liquidity       12,025                                12,025
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series MS 98-8, 2.84%             5,500                                 5,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SGB 7, 2.87%               2,700                                 2,700
(Liquidity Facility Societe
Generale, France) (a)(e)

2.9% 3/5/99, CP                   18,700                                18,700

2.9% 3/8/99, CP                   12,500                                12,500

2.95% 3/5/99, CP                  2,000                                 2,000

California Health Facilities
Fing. Auth. Rev.:

Participating VRDN:

Series 1998, 2.84% (Liquidity     6,065                                 6,065
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series 90, 2.84% (Liquidity       9,995                                 9,995
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

(Southern California              2,800                                 2,800
Presbeterian Proj.) Series
1998, 2.7% (MBIA Insured),
VRDN (a)

3.1%, LOC Morgan Guaranty         4,315                                 4,315
Trust Co., NY, VRDN (a)

California Hsg. Fin. Agcy.
Rev.:

Bonds Series 1998 E, 3.55%,       1,585                                 1,585
tender 3/12/99 (d)

Participating VRDN:

Series 1994-1, 3.07%              4,000                                 4,000
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Series 1996 C1, 3.02%             3,225                                 3,225
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series 83, 2.89% (Liquidity       3,995                                 3,995
Facility Morgan Stanley,
Dean Witter & Co.) (a)(d)(e)

Series 96C0505, 2.87%             2,000                                 2,000
(Liquidity Facility
Citibank, New York NA)
(a)(d)(e)

Series PA 112, 2.77%              2,085                                 2,085
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PA 58, 2.72%               1,040                                 1,040
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 90, 2.77%               730                                   730
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 14, 2.72%               3,065                                 3,065
(Liquidity Facility
Commerzbank AG) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Hsg. Fin. Agcy.
Rev.: - continued

Participating VRDN:

Series PT 40A, 2.77%             $ 6,700                               $ 6,700
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 40B, 2.77%              10,450                                10,450
(Liquidity Facility
Bayerische Hypotheken-und
Wechselbank AG) (a)(d)(e)

Series PT 40D, 2.77%              60                                    60
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 56, 2.77%               385                                   385
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series RI A2, 3.05%               4,490                                 4,490
(Liquidity Facility
Bayerische Hypotheken-und
Wechselbank AG) (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

California Poll. Cont. Fing.
Auth. Rev.:

Bonds:

(Southern California Edison       4,400                                 4,400
Co.) Series 1985 D, 2.75%
4/9/99, CP mode

(Pacific Gas & Elec. Co.):        15,000                                15,000
Series 1996 D, 2.7% 3/8/99,
LOC Union Bank of
Switzerland, CP mode

Series 1996 E, 2.5% 3/10/99,      3,400                                 3,400
LOC Morgan Guaranty  Trust
Co., NY, CP mode

(Pacific Gas & Elec. Co.):        8,000                                 8,000
Series 1996 C, 3.05%, LOC
Bank of America Nat'l. Trust
  & Savings Assoc., VRDN (a)

 Series 1997 D, 2.7%, VRDN        2,500                                 2,500
(a)(d)

(Shell Oil Co. Martinez           7,500                                 7,500
Proj.) Series 1994 A, 3.1%,
VRDN (a)(d)

Resource Recovery (Atlantic       8,400                                 8,400
Richfield Co.) Series 1994
A, 3.2%, VRDN (a)(d)

Solid Waste Disp. Rev. (Shell
Martinez Refining Co. Proj.):

Series 1996 A, 3%, VRDN (a)(d)    7,600                                 7,600

Series 1996 B, 3.1%, VRDN         5,200                                 5,200
(a)(d)

California School Cash            31,500                                31,588
Reserve Prog. Auth. TRAN
Series A, 4.5% 7/2/99 (AMBAC
Insured)

California Statewide Cmnty.
Dev. Auth. Rev.:

(Aegis of Aptos Proj.) Series     2,350                                 2,350
1998-Y 3.15%, LOC Key Bank,
NA, VRDN (a)(d)

(Andercraft Prod., Inc.)          600                                   600
Series 1989, 2.7%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Canyon Creek Apts.) Series       2,000                                 2,000
1995 C, 2.7% (Fannie Mae
Guaranteed), VRDN (a)(d)

(Cordeiro Vault Co., Inc.         1,070                                 1,070
Proj.) Series 1996 M, 2.7%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

California Statewide Cmnty.
Dev. Auth. Rev.: - continued

(Eurodesign Cabinets, Inc.       $ 800                                 $ 800
Proj.) 2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Fibrebond West, Inc. Proj.)      1,825                                 1,825
Series 1996 N, 2.65%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Fulton Properties Ltd.,          3,485                                 3,485
Inc.) Series 1996 F, 2.7%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(JTF Enterprises LLC Proj.)       3,000                                 3,000
Series 1996 A, 2.7%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)(d)

(Lansmont Corp. Proj.) Series     1,000                                 1,000
1996 G, 2.7%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Lynwood Enterprises LLC          1,400                                 1,400
Proj.) Series 1997 D, 2.7%,
LOC Fleet Nat'l. Bank, VRDN
(a)(d)

(Marcel & Margrit Shurman         1,625                                 1,625
Proj.) 2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Multi-family Hsg. Dev.)          1,330                                 1,330
(Evapco, Inc.) Series 1996
K, 2.7%, LOC NationsBank NA,
VRDN (a)(d)

(Oakmont Stokton) Series 1997     5,960                                 5,960
C, 2.65%, LOC Heller Finl.,
Inc., VRDN (a)(d)

(Redline Synthetic Oil Corp.)     1,035                                 1,035
2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Setton Properties, Inc.          2,245                                 2,245
Proj.) Series 1995 E, 2.7%,
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Sunrise of Danville Proj.)       6,165                                 6,165
2.65%, LOC Commerzbank AG,
VRDN (a)(d)

(Sunrise of Moraga) Series        1,200                                 1,200
1997, 2.85%, LOC Heller
Finl., Inc., VRDN (a)(d)

(Sys. Engineering & Mgmt.         1,580                                 1,580
Co.) 2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(W&H Voortman, Inc. Proj.)        1,020                                 1,020
Series 1990, 2.7%, LOC
California Teachers
Retirement Sys., VRDN (a)(d)

(Zarn, Inc. Proj.) Series         455                                   455
1989, 2.7%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

(Zieman Manufacturing Co.         420                                   420
Proj.) Series 1990, 2.7%,
LOC California Teachers
Retirement Sys., VRDN (a)(d)

Chula Vista Ind. Dev. Rev.
Bonds (San Diego Gas & Elec.
Co.):

Series C:

2.75% 4/8/99, CP mode (d)         6,000                                 6,000

2.75% 4/8/99, CP mode (d)         4,000                                 4,000

Series D, 2.45% 3/1/99, CP        3,500                                 3,500
mode (d)

Series E, 2.45% 3/4/99, CP        2,500                                 2,500
mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Clovis Unified School            $ 4,000                               $ 4,004
District TRAN 4% 6/30/99

Desert Sands Unified School       2,400                                 2,408
District TRAN 4% 7/9/99

Fairfield Ind. Dev. Auth.         4,100                                 4,100
(Meyer Cookward Ind. Proj.)
2.8%, LOC Banque Nationale
de Paris, VRDN (a)(d)

Fowler Ind. Dev. Auth. Ind.       1,600                                 1,600
Dev. Rev. (Bee Sweet Citrus,
Inc. Proj.) Series 1995,
2.85%, LOC Bank of America
Nat'l. Trust & Savings
Assoc., VRDN (a)(d)

Garden Grove Hsg. Auth.           1,700                                 1,700
Multi-family Rev. (Valley
View Senoir Villas Proj.)
Series 1990 A, 2.75%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

Huntington Beach Gen. Oblig.      8,650                                 8,692
TRAN 4% 9/30/99

Irvine Ranch Wtr. District
Rfdg.:

(Impt. District #103, 105,        3,500                                 3,500
109) Series 1993 A, 3%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)

Series B, 3%, LOC Landesbank      3,900                                 3,900
Hessen-Thuringen, VRDN (a)

Kern County Gen. Oblig. TRAN      10,500                                10,566
4.25% 10/1/99

Lassen Muni. Util. District       3,065                                 3,065
Rev. Rfdg. Series 1996 A, 3%
(FSA Insured) (BPA Cr. Local
de France), VRDN (a)(d)

Long Beach Hbr. Rev.:

Participating VRDN:

Series 1998 A, 3% (Liquidity      9,900                                 9,900
Facility Bayerische
Hypotheken-und Wechselbank
AG) (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series SG 73, 2.77%               3,000                                 3,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Series A:

2.25% 3/9/99, CP (d)              1,500                                 1,500

2.5% 4/7/99, CP (d)               7,600                                 7,600

2.65% 3/4/99, CP (d)              4,000                                 4,000

Los Angeles County Cap. Asset
Leasing Corp.:

TRAN Series 1998-1999 A, 4.5%     20,525                                20,614
6/30/99

2.75% 3/24/99, LOC                5,550                                 5,550
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

Los Angeles County Metro.
Trans. Auth. Rev.:

Participating VRDN:

Series 1993 B, 2.95%              2,000                                 2,000
(Liquidity Facility Bank of
New York NA) (e)

Series SG 2, 2.87% (Liquidity     26,850                                26,850
Facility Societe Generale,
France) (a)(e)

Series SG 3, 2.87% (Liquidity     5,500                                 5,500
Facility Societe Generale,
France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Los Angeles County Metro.
Trans. Auth. Rev.: - continued

Participating VRDN:

Series SG 46, 2.75%              $ 2,930                               $ 2,930
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 54, 2.75%               2,525                                 2,525
(Liquidity Facility Societe
Generale, France) (a)(e)

Series A:

2.25% 3/8/99, LOC Bayerische      5,000                                 5,000
Hypo-und Vereinsbank AG, LOC
Canadian Imperial Bank of
Commerce, CP

2.7% 5/13/99, LOC Bayerische      10,200                                10,200
Hypo-und Vereinsbank AG, LOC
Canadian Imperial Bank of
Commerce, CP

Los Angeles Gen. Oblig. TRAN
Series 1998:

4% 6/30/99                        2,630                                 2,634

4.25% 6/30/99                     9,600                                 9,621

Los Angeles Hbr. Dept. Rev.
Participating VRDN:

Series FR/RI 7, 3% (BPA Bank      11,185                                11,185
of New York NA) (a)(d)(e)

Series SG 59, 2.77%               4,725                                 4,725
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Multi-family Hsg.     22,095                                22,095
Rev. Series 1985 K, 2.4%,
LOC Fed. Home Ln. Bank, San
Francisco, VRDN (a)

Los Angeles Ontario Int'l.        3,400                                 3,400
Arpt. Rev. Participating
VRDN Series SG 61, 2.77%
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

Los Angeles Unified School
District Participating VRDN:

Series 60, 2.84% (Liquidity       3,600                                 3,600
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series FR/RI A26, 2.95%           37,000                                37,000
(Liquidity Facility Bank of
New York NA) (a)(e)

Los Angeles Wastewtr. Sys.
Rev.:

Participating VRDN Series SGA     1,000                                 1,000
26, 2.83% (Liquidity
Facility Societe Generale,
France) (a)(e)

2.55% 4/1/99, LOC Union Bank      2,400                                 2,400
of Switzerland,  LOC Morgan
Guaranty Trust Co., NY, CP

2.85% 4/8/99, LOC Union Bank      2,500                                 2,500
of Switzerland,  LOC Morgan
Guaranty Trust Co., NY, CP

3.1% 4/9/99, LOC Union Bank       3,200                                 3,200
of Switzerland,  LOC Morgan
Guaranty Trust Co., NY, CP

Metro. Wtr. District of
Southern California:

Participating VRDN Series         9,900                                 9,900
98-19, 2.84% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series A, 2.55% 6/17/99, CP       8,200                                 8,200

Series B, 2.55% 6/16/99, CP       6,400                                 6,400

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Northern California Pub. Pwr.    $ 5,000                               $ 5,000
Auth. Participating VRDN
Series FR/RI 16, 2.95%, LOC
Bank of New York NA,
(Liquidity Facility Bank of
New York NA) (a)(e)

Oceanside Multi-family Rev.       6,700                                 6,700
(Lakeridge Apt. Proj.)
Series 1994, 3.2%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Ontario Ind. Dev. Auth. Rev.      2,500                                 2,500
(Safari Land Proj.) Series
1989, 2.65%, LOC Bank of
America Nat'l. Trust &
Savings Assoc., VRDN (a)(d)

Orange Ind. Dev. Rev. (Cont.      800                                   800
Air Conditioning Corp./Ellis
Enterprises) Series 1997,
2.65%, LOC California
Teachers Retirement Sys.,
VRDN (a)(d)

Orange County Apt. Dev. Rev.:

(Foothill Oaks Apts. Proj.)       3,400                                 3,400
Series 1989 B, 2.7%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., LOC
Freddie Mac, VRDN (a)(d)

(Wood Canyon Villas) Series       4,900                                 4,900
1991 B, 2.75%, LOC Bank of
America Nat'l. Trust &
Savings Assoc., VRDN (a)(d)

Oxnard Redev. Agcy. Ctfs. of      3,195                                 3,195
Prtn. (Channel Islands Bus.
Ctr. Proj.) 3.275%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)

Pittsburg Multi-family Mtg.       8,000                                 8,000
Rev. (Fountain Plaza Apt.)
2.95% (Fannie Mae
Guaranteed), VRDN (a)

Pleasant Hill Redev. Agcy.        710                                   710
Multi-family Hsg. Rev.
(Chateau III Proj.) Series
1996 A, 2.85%, LOC
Commerzbank AG, VRDN (a)(d)

Redondo Beach Redev. Agcy.        3,500                                 3,500
Multi-family Rev.
(McCandless Senior Hsg.
Proj.) Series 1995 A, 2.65%,
LOC Comerica Bank, Detroit,
VRDN (a)

Riverside County Gen. Oblig.      12,500                                12,595
TRAN 4.5% 9/30/99

Riverside County Ind. Dev.        985                                   985
Auth. Ind. Dev. Rev.
(Merrick Engineering, Inc.)
3.05%, LOC Wells Fargo Bank
NA,  San Francisco, VRDN
(a)(d)

Riverside County Teeter           3,800                                 3,800
Oblig. Series B, 2.75%
4/5/99,  LOC Westdeutsche
Landesbank Girozentrale, CP

Sacramento County Arpt. Sys.      3,100                                 3,100
Rev. Participating VRDN
Series SGA 33, 2.83%
(Liquidity Facility Societe
Generale, France) (a)(e)

Sacramento County Hsg. Auth.      4,500                                 4,500
Multi-family Hsg. Rev.
California Place) Series B,
2.65%, LOC Bank One, Arizona
NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Sacramento County Office of
Ed. TRAN:

3.5% 1/21/00                     $ 9,200                               $ 9,248

4.25% 3/17/99                     3,300                                 3,302

Sacramento Muni. Util.
District Elec. Rev.:

Participating VRDN Series SGB     4,000                                 4,000
4, 2.87% (Liquidity Facility
Societe Generale, France)
(a)(e)

Series I, 2.65% 3/12/99, LOC      3,800                                 3,800
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Sacramento Unified School         9,600                                 9,618
District TRAN 3.25% 10/27/99

San Bernardino County Gen.        8,300                                 8,372
Oblig. TRAN 4.5% 9/30/99

San Diego County Gen. Oblig.      2,700                                 2,722
TRAN 4.5% 9/30/99

San Diego Ind. Dev. Rev.:

Participating VRDN Series
1992 A:

2.95% (Liquidity Facility         8,000                                 8,000
Bank of New York NA) (a)(e)

2.95% (Liquidity Facility         5,000                                 5,000
Bank of New York NA) (a)(e)

Rfdg. Bonds Series B, 2.25%       2,500                                 2,500
3/8/99, CP mode

San Diego Multi-Family Hsg.       3,265                                 3,265
Rev. Rfdg. (Coral Pointe
Apt. Proj.) Series 1993 A,
3.2% (Continental Casualty
Co. Guaranteed), VRDN (a)

San Diego Unified School          3,000                                 3,028
District TRAN 4.5% 10/1/99

San Diego Wtr. Util.              15,670                                15,670
Participating VRDN Series PT
1076, 2.72% (FGIC Insured)
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

San Francisco Bay Area
Transit Fing. Auth. Series A:

2.85% 4/5/99, LOC Union Bank      4,700                                 4,700
of Switzerland, CP

2.85% 4/12/99, LOC Union Bank     3,550                                 3,550
of Switzerland, CP

San Francisco City & County:

Participating VRDN:

Series 1996 AA1, 2.97%            3,775                                 3,775
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 1996 AA2, 2.97%            2,240                                 2,240
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 1996 A, 2.72%              10,075                                10,075
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 1997 T, 2.72%              3,905                                 3,905
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(e)

Series 98-31, 3.02%               21,000                                21,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series PT-125, 2.72%              3,180                                 3,180
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

San Francisco City & County      $ 10,700                              $ 10,781
Unified School District TRAN
Series 1998, 4.5% 9/22/99

San Joaquin Hills Trans.          3,940                                 3,940
Corridor Agcy. Participating
VRDN Series PT 137, 2.72%
(Liquidity Facility
Commerzbank AG) (a)(e)

San Jose Redev. Agcy.             3,400                                 3,400
Participating VRDN Series PA
42I, 2.72% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

San Jose Multi-Family Hsg.
Rev.:

(Almaden Lake Village Apt.        10,000                                10,000
Assoc.) Series 1997 A,
2.75%, LOC Bank of America
Nat'l. Trust & Savings
Assoc., VRDN (a)(d)

(Carlton Plaza) Series 1998       4,000                                 4,000
A, 2.8%, LOC Commerzbank AG,
VRDN (a)(d)

(Siena Ranaissance Apts.)         6,000                                 6,000
Series 1996 A, 2.75%,  LOC
Key Bank, NA, VRDN (a)(d)

San Leandro Multi-family Hsg.     3,220                                 3,220
Rev. (Carlton Plaza) 2.85%,
LOC Commerzbank AG, VRDN
(a)(d)

Santa Barbara County Gen.         1,100                                 1,108
Oblig. TRAN Series
1998-1999, 4.5% 10/1/99

Santa Clara County Gen.           9,800                                 9,875
Oblig. TRAN 4.5% 10/1/99

Santa Rosa Multi-Family Hsg.      1,750                                 1,750
Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners) Series
1997 A, 2.85%, LOC US Bank
NA, VRDN (a)(d)

South Coast California Local      22,500                                22,567
Ed. Agcy. TRAN 4.5% 6/30/99
(MBIA Insured)

Southern California Pub. Pwr.     9,300                                 9,300
Auth. Participating VRDN
Series SG 35, 2.72%
(Liquidity Facility Societe
Generale, France) (a)(e)

Stanislaus County Office of       2,350                                 2,362
Ed. TRAN Series 1998, 4.5%
7/30/99

Torrance Hosp. Rev. (Little       10,800                                10,800
Co. of Mary Hosp.-Torrance
Mem. Med. Ctr.) Series 1992,
2.7%, LOC Chase Manhattan
Bank, VRDN (a)

Univ. of California Gen.
Oblig.:

Rfdg. Participating VRDN          13,430                                13,430
Series 1997 G, 2.95%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Univ. of California Gen.
Oblig.: - continued

Series A:

2.8% 4/6/99, CP                  $ 5,000                               $ 5,000

2.85% 4/7/99, CP                  5,000                                 5,000

Vista City Ind. Dev. Auth.        1,680                                 1,680
Ind. Dev. Rev. (Desalination
Sys., Inc.) Series 1995,
2.75%, LOC Wells Fargo Bank
NA, San Francisco, VRDN
(a)(d)

                                                                        1,012,968

GUAM - 1.3%

Guam Pwr. Auth.:

2.75% 4/9/99 (AMBAC Insured),     3,700                                 3,700
CP

2.75% 4/15/99 (AMBAC              5,000                                 5,000
Insured), CP

3% 3/9/99 (AMBAC Insured), CP     8,300                                 8,300

                                                                        17,000

PUERTO RICO - 2.8%

Puerto Rico Commonwealth Gen.     15,300                                15,300
Oblig. Participating VRDN
2.84% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(e)

Puerto Rico Commonwealth Hwy.     3,400                                 3,400
& Trans. Auth. Participating
VRDN Series ROC 11, 2.87%
(Liquidity Facility
Commerzbank AG) (a)(e)

Puerto Rico Commonwealth          7,525                                 7,525
Infrastructure Fing. Auth.
Participating VRDN Series
79, 2.84% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Puerto Rico Elec. Pwr. Auth.
Participating VRDN:

Series 2-99-3, 2.87%              5,400                                 5,400
(Liquidity Facility
Commerzbank AG) (a)(e)

Series SGA 44, 2.8%               6,100                                 6,100
(Liquidity Facility Societe
Generale, France) (a)(e)

                                                                        37,725

                                 SHARES (000S)

OTHER - 20.1%

Municipal Central Cash Fund       268,424                               268,424
(b)(c)

TOTAL INVESTMENT IN                                                   $ 1,336,117
SECURITIES - 100%

Total Cost for Income Tax Purposes                                    $ 1,336,117


SECURITY TYPE ABBREVIATIONS
CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At February 28, 1999, the fund had a capital loss carryforward of approximately $491,000 of which $446,000, $7,000, $18,000 and $20,000 will expire on February 28, 2003, 2005, 2006 and 2007, respectively.

During the fiscal year ended February 28, 1999, 100% of the fund's income dividends was free from federal income tax, and 29.92% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         FEBRUARY
                                          28, 1999

ASSETS

Investment in securities, at            $ 1,336,117
value -  See accompanying
schedule

Cash                                     51

Receivable for fund shares               30,039
sold

Interest receivable                      10,703

Prepaid expenses                         47

 TOTAL ASSETS                            1,376,957

LIABILITIES

Payable for investments        $ 6,076
purchased

Payable for fund shares         15,883
redeemed

Distributions payable           20

Accrued management fee          425

Other payables and accrued      323
expenses

 TOTAL LIABILITIES                       22,727

NET ASSETS                              $ 1,354,230

Net Assets consist of:

Paid in capital                         $ 1,354,721

Accumulated net realized gain            (491)
(loss) on investments

NET ASSETS, for 1,354,742               $ 1,354,230
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,354,230
(divided by) 1,354,742
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR
                         ENDED FEBRUARY 28, 1999

INTEREST INCOME                         $ 36,922

Expenses

Management fee                 $ 4,369

Transfer agent fees             1,894

Accounting fees and expenses    159

Non-interested trustees'        4
compensation

Custodian fees and expenses     60

Registration fees               159

Audit                           33

Legal                           8

Miscellaneous                   8

 Total expenses before          6,694
reductions

 Expense reductions             (10)     6,684

NET INTEREST INCOME                      30,238

NET REALIZED GAIN (LOSS) ON              (18)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 30,220
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian           $ 10
credits


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED FEBRUARY 28, 1999  YEAR ENDED FEBRUARY 28, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 30,238                      $ 26,074

 Net realized gain (loss)         (18)                          (15)

 NET INCREASE (DECREASE) IN       30,220                        26,059
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (30,238)                      (26,074)
from net interest income

Share transactions at net         5,945,037                     3,543,308
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  29,603                        25,455
distributions from net
interest income

 Cost of shares redeemed          (5,596,173)                   (3,412,672)

 NET INCREASE (DECREASE) IN       378,467                       156,091
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       378,449                       156,076
IN NET ASSETS

NET ASSETS

 Beginning of period              975,781                       819,705

 End of period                   $ 1,354,230                   $ 975,781



FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999     1998     1997     1996 C   1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .027     .030     .029     .032     .026
Operations Net interest
income

Less Distributions

From net interest income          (.027)   (.030)   (.029)   (.032)   (.026)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    2.71%    3.07%    2.90%    3.21%    2.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,354  $ 976    $ 820    $ 733    $ 675
(in millions)

Ratio of expenses to average      .59%     .62%     .62%     .64%     .62%
net assets

Ratio of expenses to average      .59%     .61% B   .61% B   .64%     .62%
net assets after expense
reductions

Ratio of net interest income      2.66%    3.02%    2.86%    3.17%    2.58%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

C FOR THE YEAR ENDED FEBRUARY 29.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan California Municipal Income Fund (the income fund) is a fund of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market funds:

SECURITY VALUATION

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investment in restricted securities.

3. PURCHASES AND SALES
OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $476,450,000 and $422,797,000, respectively. The market value of futures contracts opened and closed during the period amounted to $113,591,000 and $163,725,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the funds' investment adviser for the income fund and Fidelity California Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.1100% to 0.3700% for the period. The annual individual fund fee rate for each fund is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund and Fidelity California Municipal Money Market Fund.

As Spartan California Municipal Money Market Fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.50% of the fund's average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MANAGEMENT FEE - CONTINUED

FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $13,000 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the income fund and Fidelity California Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of 0.09% and 0.17% of average net assets for the income fund and Fidelity California Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The funds may be subject to a special assessment of up to approximately 2.5 times the funds' annual gross premium if covered losses exceed certain levels. During the period, Fidelity California Municipal Money Market Fund paid premiums of $56,796 to FIDFUNDS which are being amortized over one year. During the period, FMR has borne the cost of Spartan California Municipal Money Market Fund's premium payable to FIDFUNDS.

5. BANK BORROWINGS.

The income fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing

5. BANK BORROWINGS -
CONTINUED

arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,211,000 and $1,611,500, respectively. The weighted average interest rate was 6.2%.

6. EXPENSE REDUCTIONS.

The income fund, Fidelity California Municipal Money Market Fund and FMR, on behalf of Spartan California Municipal Money Market Fund, have entered into arrangements with their custodians and transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

7. SHARE TRANSACTIONS.

Share transactions for the income fund were as follows:

                                SHARES                                 DOLLARS

                                YEAR ENDED    YEAR ENDED FEBRUARY 28,  YEAR ENDED    YEAR ENDED FEBRUARY 28,
                                FEBRUARY 28,                           FEBRUARY 28,

AMOUNTS IN THOUSANDS            1999          1998                     1999          1998

Shares sold                      27,333        15,402                  $ 338,914     $ 186,579

Issued in exchange for the       -             33,067                   -             398,129
net assets of Spartan
California Municipal Income
Fund

Issued in exchange for the       -             5,773                    -             69,510
net assets of Spartan
California Intermediate
Municipal Income Fund

Issued in exchange for the       -             16,576                   -             199,247
net assets of Fidelity
California Insured Municipal
Income Fund

Reinvestment of distributions    4,128         2,641                    51,113        31,993

Shares redeemed                  (22,189)      (14,378)                 (274,845)     (173,840)

Net increase (decrease)          9,272         59,081                  $ 115,182     $ 711,618


8. MERGER INFORMATION.

On August 14, August 21, and August 28, 1997, the income fund acquired all of the assets and assumed all of the liabilities of Spartan California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund and Fidelity California Insured Municipal Income Fund (target funds), respectively. Each acquisition was approved by the shareholders of the target funds on August 4, 1997. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The fund's acquisition of Spartan California Municipal Income Fund was accomplished by an exchange of 33,067,000 shares of the fund for 36,796,000 shares then outstanding of Spartan California Municipal Income Fund (each valued at $10.82). Spartan California Municipal Income Fund's net assets, including $21,268,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $925,132,000.

The fund's acquisition of Spartan California Intermediate Municipal Income Fund was accomplished by an exchange of 5,773,000 shares of the fund for 6,889,000 shares then outstanding of Spartan California Intermediate Municipal Income Fund (each valued at $10.09). Spartan California Intermediate Municipal Income Fund's net assets, including $2,672,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $999,946,000.

The fund's acquisition of Fidelity California Insured Municipal Income Fund was accomplished by an exchange of 16,576,000 shares of the fund for 18,868,000 shares then outstanding of Fidelity California Insured Municipal Income Fund (each valued at $10.56). Fidelity California Insured Municipal Income Fund's net assets, including $9,713,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $1,206,722,000.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity California Municipal Trust and Fidelity California Municipal Trust II and the shareholders of Spartan
California Municipal Income Fund, Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust), Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of Fidelity California Municipal Trust II) at February 28, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 7, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan California Municipal Income Fund voted to pay on April 5, 1999 to shareholders of record at the opening of business on April 1, 1999, a distribution of $.032 per share derived from capital gains realized from sales of portfolio securities.

The Spartan California Municipal Income Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

CMS-ANN-0499  73812
1.700925.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com